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                                                                            2002

Nationwide(R) Variable Account-II
December 31, 2002


[LOGO]The BEST of AMERICA(R)

                                                                   Annual Report

                                                             [LOGO]Nationwide(R)

                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio

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                                 APO-725-12/02

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                              [LOGO] NATIONWIDE(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account-II.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

                                        3

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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-II. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 41. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 35, provide further disclosures about the variable account and its underlying contract provisions.

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                         NATIONWIDE VARIABLE ACCOUNT-II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31,2002

Assets:
   Investments at fair value:

      American Century VP - Balanced Fund - Class I (ACVPBal)
        18,348,113 shares (cost $133,254,274) ......................................     $106,602,536

      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
        23,824,615 shares (cost $280,447,525) ......................................      140,803,475

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
        7,940,128 shares (cost $48,417,518)   ......................................       40,971,062

      American Century VP - International Fund - Class I (ACVPInt)
        18,040,579 shares (cost $114,442,552) ......................................       93,991,417

      American Century VP - International Fund - Class III (ACVPInt3)
        2,923,555 shares (cost $16,998,466)  .......................................       15,231,723

      American Century VP - Ultra(R)Fund - Class I (ACVPUltra)
        156,652 shares (cost $1,195,073) ...........................................        1,151,391

      American Century VP - Value Fund - Class I (ACVPVal)
        24,746,452 shares (cost $173,982,002) ......................................      151,448,284

      American VIS - Growth Fund - Class I (AmerGro)
        484,768 shares (cost $26,328,049) ..........................................       16,225,178

      American VIS - High-Yield Bond Fund - Class I (AmerHiYld)
        134,574 shares (cost $1,321,757) ...........................................        1,404,950

      American VIS - U.S. Government/AAA-Rated Securities Fund - Class I (AmerUSGvt)
        266,918 shares (cost $3,222,330) ...........................................        3,301,776

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
        959,257 shares (cost $8,862,546) ...........................................        6,139,244

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
        8,124,804 shares (cost $67,833,992) ........................................       54,273,690

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
        12,257,174 shares (cost $162,761,976) ......................................      113,869,149

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
        369,350 shares (cost $2,997,304) ...........................................        3,538,373

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
        6,239,947 shares (cost $217,521,531) .......................................      117,934,998

      Dreyfus Stock Index Fund - Initial Shares (DryStkIx)
        33,024,131 shares (cost $1,060,404,103) ....................................      742,052,221

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
        2,555,877 shares (cost $88,767,000) ........................................       73,558,139

      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
        2,910,551 shares (cost $63,498,704) ........................................       46,743,446

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
        2,335,027 shares (cost $26,410,104) ........................................       27,343,170

      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
        58,474,325 shares (cost $1,368,480,811) ....................................    1,061,893,751

      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
        45,750,694 shares (cost $2,062,457,691) ....................................    1,072,396,271

      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
        39,152,572 shares (cost $223,127,410) ......................................      232,174,751

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
        15,295,617 shares (cost $207,594,171) ......................................      167,945,873

      Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
        1,402,546 shares (cost $17,402,338) ........................................       15,399,957

      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
        34,600,584 shares (cost $552,817,384) ......................................      441,157,444

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
        36,018,111 shares (cost $853,344,832) ......................................      651,927,813

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
        (FidVIPGrOp) 3,792,895 shares (cost $61,977,750) ...........................       44,414,798

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        (FidVIPVaIS) 192,961 shares (cost $1,599,210) ..............................        1,524,395

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
        5,276,406 shares (cost $69,972,210) ........................................       58,145,993

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
        298,035 shares (cost $2,389,245) ...........................................        1,785,230

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
        254,378 shares (cost $1,698,412) ...........................................        1,523,724

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
        102,678 shares (cost $922,651) .............................................          919,992

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
        172,957 shares (cost $1,488,586) ...........................................        1,418,244

      Gartmore GVIT Global Technology and Communications Fund - Class I
        (GVITGlTech) 714,857 shares (cost $2,571,332) ..............................        1,708,507

      Gartmore GVIT Global Technology and Communications Fund - Class III
        (GVITGlTech3) 882,150 shares (cost $2,375,054) .............................        2,125,980

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
        72,509 shares (cost $536,761) ..............................................          538,742

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
        42,150,570 shares (cost $503,478,260) ......................................      517,609,002

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
        10,853,651 shares (cost $134,940,993) ......................................       81,619,453

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
        224,331 shares (cost $1,884,930) ...........................................        1,828,297

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
        1,469,347 shares (cost $14,364,359) ........................................       14,443,677

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
        2,138,189 shares (cost $19,398,152) ........................................       19,115,407

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
        1,028,923 shares (cost $9,106,802) .........................................        8,735,560

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
        839,265 shares (cost $7,896,923) ...........................................        7,914,266

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
        30,696 shares (cost $182,850) ..............................................          143,042

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
        148,961 shares (cost $733,095) .............................................          695,647

      Gartmore GVIT MAS Multi Sector Bond Fund - Class I (GVITMMultiSec)
        2,099,348 shares (cost $19,255,141) ........................................       19,481,952

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
        756,100,676 shares (cost $756,100,676) .....................................      756,100,676

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
        124,946 shares (cost $1,220,396) ...........................................        1,179,489

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
        1,156,498 shares (cost $13,168,245) ........................................       11,171,772

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
        15,193,930 shares (cost $147,992,895) ......................................      111,979,263

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
        12,185,696 shares (cost $226,879,554) ......................................      187,781,569

      Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr)
        1,258,045 shares (cost $9,642,867) .........................................        9,183,731

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
        52,137,021 shares (cost $725,113,766) ......................................      422,309,870

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
        486,269 shares (cost $1,546,906) ...........................................        1,011,440

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
        468,357 shares (cost $1,107,832) ...........................................          983,549

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
        41,313 shares (cost $331,749) ..............................................          313,154

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
        1,986,523 shares (cost $39,044,358) ........................................       34,247,652

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
        960,864 shares (cost $2,639,269) ...........................................        2,344,508

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
        3,561,417 shares (cost $13,659,389) ........................................        8,583,016

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
        289,762 shares (cost $5,575,934) ...........................................        5,004,192

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
        806,440 shares (cost $18,250,742) ..........................................       13,854,636

      Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro)
        19,436,533 shares (cost $239,234,655) ......................................      154,131,708

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
        2,193,380 shares (cost $30,251,499) ........................................       23,469,163

      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
        10,577,335 shares (cost $139,266,844) ......................................      142,794,026

      Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)
        16,352,393 shares (cost $246,990,633) ......................................      186,417,281

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
        638,003 shares (cost $20,124,874) ..........................................       18,648,842

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
        21,855,399 shares (cost $239,333,714) ......................................      247,184,568

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
        5,166,393 shares (cost $174,083,164) .......................................      137,529,375

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
        20,398,222 shares (cost $432,313,470) ......................................      361,048,534

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
        1,454,380 shares (cost $26,139,723) ........................................       22,281,109

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
        12,924,778 shares (cost $209,911,770) ......................................      170,090,079

      Strong Opportunity Fund II, Inc.(StOpp2)
        29,154,915 shares (cost $619,853,559) ......................................      404,378,671

      Strong VIF - Strong Discovery Fund II (StDisc2)
        8,086,028 shares (cost $88,679,064) ........................................       73,421,138

      Strong VIF - Strong International Stock Fund II (StIntStk2)
        2,753,402 shares (cost $14,486,673) ........................................       14,620,567

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
        5,462,982 shares (cost $58,021,773) ........................................       62,605,773

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        4,545,862 shares (cost $35,357,793) ........................................       35,866,854

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
        3,704,068 shares (cost $41,276,114) ........................................       38,151,900

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
        2,194,390 shares (cost $15,841,016) ........................................       15,514,336

      Van Kampen UIF - U.S.Real Estate Portfolio - Class A (VKUSRealEst)
        11,235,109 shares (cost $138,543,371) ......................................      127,293,788
                                                                                       --------------
         Total investments .........................................................    9,986,668,219

   Accounts receivable .............................................................               --
                                                                                       --------------
         Total assets ..............................................................    9,986,668,219

Accounts payable ...................................................................          652,459
                                                                                       --------------
Contract owners' equity (note 4 and note 5) ........................................   $9,986,015,760
                                                                                       ==============

See accompanying notes to financial statements.

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                                        9

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NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                               Total          ACVPBal      ACVPCapAp      ACVPIncGr
                                              ---------------   -----------   ------------   -----------
   Reinvested dividends ...................   $   190,132,677     3,515,800             --       604,751
   Mortality and expense risk charges
      (note 2) ............................      (164,398,105)   (1,650,754)    (2,446,017)     (709,085)
                                              ---------------   -----------   ------------   -----------
      Net investment income (loss) ........        25,734,572     1,865,046     (2,446,017)     (104,334)
                                              ---------------   -----------   ------------   -----------
   Proceeds from mutual fund shares sold...     7,098,950,787    28,937,293     51,395,484    30,225,806
   Cost of mutual fund shares sold ........    (8,642,953,564)  (37,713,053)  (127,777,876)  (42,806,290)
                                              ---------------   -----------   ------------   -----------
      Realized gain (loss) on investments..    (1,544,002,777)   (8,775,760)   (76,382,392)  (12,580,484)
   Change in unrealized gain (loss)
      on investments ......................    (1,070,265,049)   (7,881,850)    32,052,620       (54,584)
                                              ---------------   -----------   ------------   -----------
      Net gain (loss) on investments ......    (2,614,267,826)  (16,657,610)   (44,329,772)  (12,635,068)
                                              ---------------   -----------   ------------   -----------
   Reinvested capital gains ...............        69,801,614            --             --            --
                                              ---------------   -----------   ------------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations .....   $(2,518,731,640)  (14,792,564)   (46,775,789)  (12,739,402)
                                              ===============   ===========   ============   ===========

Investment activity:                             ACVPInt      ACVPInt3     ACVPUltra      ACVPVal
                                              ------------   ----------   ----------   ------------
   Reinvested dividends ...................      1,216,457           --        1,884      1,773,880
   Mortality and expense risk charges
      (note 2) ............................     (1,836,945)    (101,635)      (7,237)    (2,513,328)
                                              ------------   ----------   ----------   ------------
      Net investment income (loss) ........       (620,488)    (101,635)      (5,353)      (739,448)
                                              ------------   ----------   ----------   ------------
   Proceeds from mutual fund shares sold ..    130,900,991    3,379,588    3,690,134    124,406,132
   Cost of mutual fund shares sold ........   (174,852,648)  (3,849,337)  (3,806,623)  (130,911,837)
                                              ------------   ----------   ----------   ------------
      Realized gain (loss) on investments..    (43,951,657)    (469,749)    (116,489)    (6,505,705)
   Change in unrealized gain (loss)
      on investments ......................     12,417,192   (1,766,743)     (43,681)   (35,804,889)
                                              ------------   ----------   ----------   ------------
      Net gain (loss) on investments ......    (31,534,465)  (2,236,492)    (160,170)   (42,310,594)
                                              ------------   ----------   ----------   ------------
   Reinvested capital gains ...............             --           --           --     11,477,528
                                              ------------   ----------   ----------   ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations .....    (32,154,953)  (2,338,127)    (165,523)   (31,572,514)
                                              ============   ==========   ==========   ============

Investment activity:                            AmerGro     AmerHiYld     AmerUSGvt     CSGPVen
                                              -----------   ----------   ----------   -----------
   Reinvested dividends ...................   $    38,876      132,282      141,705            --
   Mortality and expense risk charges
      (note 2) ............................      (264,001)     (18,660)     (41,129)     (144,863)
                                              -----------   ----------   ----------   -----------
      Net investment income (loss) ........      (225,125)     113,622      100,576      (144,863)
                                              -----------   ----------   ----------   -----------

   Proceeds from mutual fund shares sold ..     4,178,507    1,362,485    2,784,506     9,535,991
   Cost of mutual fund shares sold ........    (5,086,187)  (1,697,232)  (2,543,513)  (12,967,491)
                                              -----------   ----------   ----------   -----------
      Realized gain (loss) on investments..      (907,680)    (334,747)     240,993    (3,431,500)
   Change in unrealized gain (loss)
      on investments ......................    (5,001,220)     171,283      (98,831)   (1,046,014)
                                              -----------   ----------   ----------   -----------
         Net gain (loss) on investments ...    (5,908,900)    (163,464)     142,162    (4,477,514)
                                              -----------   ----------   ----------   -----------
   Reinvested capital gains                            --           --           --            --
                                              -----------   ----------   ----------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations .....   $(6,134,025)     (49,842)     242,738    (4,622,377)
                                              ===========   ==========   ==========   ===========

                                                CSIntFoc     CSSmCapGr     DrySmCapIxS     DrySRGro
                                              -----------   ----------     -----------   -----------
Investment activity:
   Reinvested dividends ...................            --             --         5,422       318,440
   Mortality and expense risk charges
      (note 2) ............................    (1,096,453)    (2,178,307)      (13,617)   (2,177,854)
                                              -----------   ------------    ----------   -----------
      Net investment income (loss) ........    (1,096,453)    (2,178,307)       (8,195)   (1,859,414)
                                              -----------   ------------    ----------   -----------

   Proceeds from mutual fund shares sold ..    90,949,552     92,460,931     4,389,953    49,845,248
   Cost of mutual fund shares sold ........   (95,080,209)  (186,496,537)   (5,130,071)  (74,085,818)
                                              -----------   ------------    ----------   -----------
      Realized gain (loss) on investments..    (4,130,657)   (94,035,606)     (740,118)  (24,240,570)
   Change in unrealized gain (loss)
      on investments ......................   (12,011,179)    22,685,298       541,069   (33,015,865)
                                              -----------   ------------    ----------   -----------
      Net gain (loss) on investments .....    (16,141,836)   (71,350,308)     (199,049)  (57,256,435)
                                              -----------   ------------    ----------   -----------
   Reinvested capital gains                            --             --            --            --
                                              -----------   ------------    ----------   -----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ........   (17,238,289)   (73,528,615)     (207,244)  (59,115,849)
                                              ===========   ============    ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                     DryStkIx       DryVIFApp     DryVIFGrInc   FedQualBd
                                                       -------------   ------------   -----------   ----------
   Reinvested dividends ............................   $  12,220,896        912,860       376,347           --
   Mortality and expense risk charges (note 3) .....     (12,651,756)    (1,216,842)     (875,926)    (119,603)
                                                       -------------   ------------   -----------   ----------
      Net investment income (loss) .................        (430,860)      (303,982)     (499,579)    (119,603)
                                                       -------------   ------------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     353,668,593     54,548,717    31,964,045    6,553,239
   Cost of mutual fund shares sold .................    (437,305,266)   (68,176,017)  (42,204,499)  (6,459,064)
                                                       -------------   ------------   -----------   ----------
      Realized gain (loss) on investments ..........     (83,636,673)   (13,627,300)  (10,240,454)      94,175
   Change in unrealized gain (loss)
      on investments ...............................    (176,467,086)    (4,305,136)   (9,457,990)     933,066
                                                       -------------   ------------   -----------   ----------
      Net gain (loss) on investments ...............    (260,103,759)   (17,932,436)  (19,698,444)   1,027,241
                                                       -------------   ------------   -----------   ----------
   Reinvested capital gains ........................              --             --            --           --
                                                       -------------   ------------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(260,534,619)   (18,236,418)  (20,198,023)     907,638
                                                       =============   ============   ===========   ==========

Investment activity:                                     FidVIPEI        FidVIPGr      FidVIPHI       FidVIPOv
                                                       ------------   ------------   ------------   ------------
   Reinvested dividends ............................     24,736,177      4,064,147     25,369,640      2,039,543
   Mortality and expense risk charges (note 3) .....    (17,928,293)   (19,731,956)    (3,131,210)    (3,107,525)
                                                       ------------   ------------   ------------   ------------
      Net investment income (loss) .................      6,807,884    (15,667,809)    22,238,430     (1,067,982)
                                                       ------------   ------------   ------------   ------------

   Proceeds from mutual fund shares sold ...........    301,019,721    411,440,038    254,520,283    196,795,014
   Cost of mutual fund shares sold .................   (305,908,876)  (620,792,764)  (317,009,401)  (244,702,270)
                                                       ------------   ------------   ------------   ------------
      Realized gain (loss) on investments ..........     (4,889,155)   209,352,726)   (62,489,118)   (47,907,256)
   Change in unrealized gain (loss)
      on investments ...............................   (305,472,535)  (343,584,643)    44,629,101     (2,525,132)
                                                       ------------   ------------   ------------   ------------
      Net gain (loss) on investments ...............   (310,361,690)  (552,937,369)   (17,860,017)   (50,432,388)
                                                       ------------   ------------   ------------   ------------
   Reinvested capital gains ........................     33,668,686             --             --             --
                                                       ------------   ------------   ------------   ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (269,885,120)  (568,605,178)     4,378,413    (51,500,370)
                                                       ============   ============   ============   ============

Investment activity:                                    FidVIPOvR       FidVIPAM      FidVIPCon      FidVIPGrOp
                                                       ------------   ------------   ------------   ------------
   Reinvested dividends ............................    $        --     21,869,441      6,839,233        639,320
   Mortality and expense risk charges (note 3) .....       (103,592)    (6,840,497)   (10,542,766)      (757,440)
                                                        -----------   ------------   ------------    -----------
      Net investment income (loss) .................       (103,592)    15,028,944     (3,703,533)      (118,120)
                                                        -----------   ------------   ------------    -----------

   Proceeds from mutual fund shares sold ...........      3,429,222    130,532,066    224,805,262     25,636,055
   Cost of mutual fund shares sold .................     (4,167,486)  (152,129,518)  (240,141,538)   (41,979,128)
                                                        -----------   ------------   ------------    -----------
      Realized gain (loss) on investments ..........       (738,264)   (21,597,452)   (15,336,276)   (16,343,073)
   Change in unrealized gain (loss)
      on investments ...............................     (2,002,381)   (52,228,064)   (67,135,612)     1,448,655
                                                        -----------   ------------   ------------    -----------
      Net gain (loss) on investments ...............     (2,740,645)   (73,825,516)   (82,471,888)   (14,894,418)
                                                        ----------    ------------   ------------    -----------
   Reinvested capital gains ........................             --             --             --             --
                                                        -----------   ------------   ------------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $(2,844,237)   (58,796,572)   (86,175,421)   (15,012,538)
                                                        ===========   ============   ============    ===========

                                                       FidVIPVaIS    GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                                                       -----------   ------------   -----------   ------------
   Reinvested dividends ............................            --        257,336         6,034         3,881
   Mortality and expense risk charges (note 3) .....       (12,460)      (970,844)      (61,645)      (11,214)
                                                       -----------    -----------   -----------    ----------
      Net investment income (loss) .................       (12,460)      (713,508)      (55,611)       (7,333)
                                                       -----------    -----------   -----------    ----------

   Proceeds from mutual fund shares sold ...........     9,821,501     61,684,088    41,765,088     1,376,314
   Cost of mutual fund shares sold .................   (10,192,804)   (65,852,057)  (42,034,820)   (1,684,140)
                                                       -----------    -----------   -----------    ----------
      Realized gain (loss) on investments ..........      (371,303)    (4,167,969)     (269,732)     (307,826)
   Change in unrealized gain (loss)
      on investments ...............................       (74,815)   (11,551,340)     (854,304)     (174,688)
                                                       -----------    -----------   -----------    ----------
      Net gain (loss) on investments ...............      (446,118)   (15,719,309)   (1,124,036)     (482,514)
                                                       -----------    -----------   -----------    ----------
   Reinvested capital gains ........................            --        576,482            --            --
                                                       -----------    -----------   -----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (458,578)   (15,856,335)   (1,179,647)     (489,847)
                                                       ===========    ===========   ===========    ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    GVITGlFin3    GVITGlHlth3    GVITGlTech   GVITGlTech3
                                                       -----------   -----------   -----------   -----------
   Reinvested dividends ............................   $       110          --          19,095       1,205
   Mortality and expense risk charges (note 2)......        (4,565)     (6,352)        (34,586)     (6,774)
                                                       -----------    --------     -----------    --------
      Net investment income (loss) .................        (4,455)     (6,352)        (15,491)     (5,569)
                                                       -----------    --------     -----------    --------

   Proceeds from mutual fund shares sold ...........     1,385,161     451,525      15,161,670     830,516
   Cost of mutual fund shares sold .................    (1,303,083)   (448,335)    (16,129,161)   (894,632)
                                                       -----------    --------     -----------    --------
      Realized gain (loss) on investments ..........        82,078       3,190        (967,491)    (64,116)
   Change in unrealized gain (loss)
      on investments ...............................        (2,659)    (70,342)       (766,257)   (249,074)
                                                       -----------    --------     -----------    --------
      Net gain (loss) on investments ...............        79,419     (67,152)     (1,733,748)   (313,190)
                                                       -----------    --------     -----------    --------
   Reinvested capital gains ........................            --          --              --          --
                                                       -----------    --------     -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    74,964     (73,504)     (1,749,239)   (318,759)
                                                       ===========    ========     ===========    ========

Investment activity:                                   GVITGlUtl3   GVITGvtBd      GVITGrowth     GVITIDAgg
                                                       ----------  ------------   ------------   ----------
   Reinvested dividends ............................       1,959     19,649,862             --        9,974
   Mortality and expense risk charges (note 2)......      (1,949)    (5,987,184)    (1,497,278)     (10,446)
                                                       ---------   ------------   ------------   ----------
      Net investment income (loss) .................          10     13,662,678     (1,497,278)        (472)
                                                       ---------   ------------   ------------   ----------

   Proceeds from mutual fund shares sold ...........     316,268    170,926,111     39,043,381    2,882,011
   Cost of mutual fund shares sold .................    (333,083)  (158,365,660)  (111,898,303)  (2,934,738)
                                                       ---------   ------------   ------------   ----------
      Realized gain (loss) on investments ..........     (16,815)    12,560,451    (72,854,922)     (52,727)
   Change in unrealized gain (loss)
      on investments ...............................       1,981      8,524,601     34,174,405      (56,633)
                                                       ---------   ------------   ------------   ----------
      Net gain (loss) on investments ...............     (14,834)    21,085,052    (38,680,517)    (109,360)
                                                       ---------   ------------   ------------   ----------
   Reinvested capital gains ........................          --      3,994,953             --           94
                                                       ---------   ------------   ------------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (14,824)    38,742,683    (40,177,795)    (109,738)
                                                       =========   ============   ============   ==========

Investment activity:                                    GVITIDCon    GVITIDMod    GVITIDModAgg   GVITIDModCon
                                                       -----------   ----------   ------------   ------------
   Reinvested dividends ............................   $   201,612      168,355        74,269         92,498
   Mortality and expense risk charges (note 2)......       (94,450)    (101,185)      (57,435)       (45,564)
                                                       -----------   ----------    ----------     ----------
      Net investment income (loss) .................       107,162       67,170        16,834         46,934
                                                       -----------   ----------    ----------     ----------

   Proceeds from mutual fund shares sold ...........     3,528,413    2,953,974     3,586,550      4,171,051
   Cost of mutual fund shares sold .................    (3,558,761)  (3,225,550)   (4,188,342)    (4,303,357)
                                                       -----------   ----------    ----------     ----------
      Realized gain (loss) on investments ..........       (30,348)    (271,576)     (601,792)      (132,306)
   Change in unrealized gain (loss)
      on investments ...............................        79,319     (282,745)     (371,242)        17,343
                                                       -----------   ----------    ----------     ----------
      Net gain (loss) on investments ...............        48,971     (554,321)     (973,034)      (114,963)
                                                       -----------   ----------    ----------     ----------
   Reinvested capital gains ........................         7,032       15,386        13,278          8,861
                                                       -----------   ----------    ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   163,165     (471,765)     (942,922)       (59,168)
                                                       ===========   ==========    ==========     ==========

Investment activity:                                   GVITIntGro   GVITIntGro3   GVITMMultiSec     GVITMyMkt
                                                       ----------   -----------   -------------   --------------
   Reinvested dividends ............................           --          --        1,015,536        10,385,795
   Mortality and expense risk charges (note 2)             (3,095)     (3,324)        (248,211)      (11,662,806)
                                                       ----------    --------      -----------    --------------
      Net investment income (loss) .................       (3,095)     (3,324)         767,325        (1,277,011)
                                                       ----------    --------      -----------    --------------

   Proceeds from mutual fund shares sold ...........    2,647,927     258,989       15,151,697     1,828,235,322
   Cost of mutual fund shares sold .................   (2,657,467)   (279,583)     (15,383,619)   (1,828,506,621)
                                                       ----------    --------      -----------    --------------
      Realized gain (loss) on investments ..........       (9,540)    (20,594)        (231,922)         (271,299)
   Change in unrealized gain (loss)
      on investments ...............................      (41,737)    (37,448)         434,781           (32,086)
                                                       ----------    --------      -----------    --------------
      Net gain (loss) on investments ...............      (51,277)    (58,042)         202,859          (303,385)
                                                       ----------    --------      -----------    --------------
   Reinvested capital gains ........................           --          --               --                --
                                                       ----------    --------      -----------    --------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (54,372)    (61,366)         970,184        (1,580,396)
                                                       ==========    ========      ===========    ==============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    GVITLead3    GVITSmCapGr   GVITSmCapVal    GVITSmComp
                                                       -----------   -----------   ------------   ------------
   Reinvested dividends ............................   $     6,506            --         12,735             --
   Mortality and expense risk charges (note 2) .....        (8,853)     (189,575)    (2,372,399)    (3,198,218)
                                                       -----------   -----------   ------------   ------------
      Net investment income (loss) .................        (2,347)     (189,575)    (2,359,664)    (3,198,218)
                                                       -----------   -----------   ------------   ------------

   Proceeds from mutual fund shares sold ...........     1,068,441    20,271,579    138,786,170    107,346,783
   Cost of mutual fund shares sold .................    (1,190,833)  (23,936,751)  (177,601,658)  (141,385,966)
                                                       -----------   -----------   ------------   ------------
      Realized gain (loss) on investments ..........      (122,392)   (3,665,172)   (38,815,488)   (34,039,183)
   Change in unrealized gain (loss)
      on investments ...............................       (40,907)   (2,508,514)   (28,951,440)   (11,178,041)
                                                       -----------   -----------   ------------   ------------
      Net gain (loss) on investments ...............      (163,299)   (6,173,686)   (67,766,928)   (45,217,224)
                                                       -----------   -----------   ------------   ------------
   Reinvested capital gains ........................            --            --      4,631,104             --
                                                       -----------   -----------   ------------   ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  (165,646)   (6,363,261)   (65,495,488)   (48,415,442)
                                                       ===========   ===========   ============   ============

Investment activity:                                   GVITSMdCpGr      GVITTotRt   GVITTGroFoc    GVITTGroFoc3
                                                       -----------   ------------   ------------   ------------
   Reinvested dividends ............................            --      4,370,230            --             --
   Mortality and expense risk charges (note 2) .....      (192,995)    (7,175,737)      (30,212)        (4,589)
                                                       -----------   ------------    ----------     ----------
      Net investment income (loss) .................      (192,995)    (2,805,507)      (30,212)        (4,589)
                                                       -----------   ------------    ----------     ----------

   Proceeds from mutual fund shares sold ...........    29,232,329    132,333,161     8,690,941      2,087,690
   Cost of mutual fund shares sold .................   (37,541,988)  (239,084,809)   (9,741,072)    (2,120,696)
                                                       -----------   ------------    ----------     ----------
      Realized gain (loss) on investments ..........    (8,309,659)  (106,751,648)   (1,050,131)       (33,006)
   Change in unrealized gain (loss)
      on investments ...............................       300,956      1,305,594      (430,853)      (124,283)
                                                       -----------   ------------    ----------     ----------
      Net gain (loss) on investments ...............    (8,008,703)  (105,446,054)   (1,480,984)      (157,289)
                                                       -----------   ------------    ----------     ----------
   Reinvested capital gains ........................            --             --            --             --
                                                       -----------   ------------    ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (8,201,698)  (108,251,561)   (1,511,196)      (161,878)
                                                       ===========   ============    ==========     ==========

Investment activity:                                   GVITUSGro3    JanCapAp     JanGlTechS2    JanGlTech
                                                       ----------   -----------   -----------   -----------
   Reinvested dividends ............................   $      --        127,166          --              --
   Mortality and expense risk charges (note 2) .....      (1,164)      (600,117)    (14,701)       (217,719)
                                                       ---------    -----------    --------     -----------
      Net investment income (loss) .................      (1,164)      (472,951)    (14,701)       (217,719)
                                                       ---------    -----------    --------     -----------

   Proceeds from mutual fund shares sold ...........     147,228     43,745,382     573,758      26,262,870
   Cost of mutual fund shares sold .................    (144,749)   (53,148,441)   (686,391)    (28,812,762)
                                                       ---------    -----------    --------     -----------
      Realized gain (loss) on investments ..........       2,479     (9,403,059)   (112,633)     (2,549,892)
   Change in unrealized gain (loss)
      on investments ...............................     (18,595)     1,217,075    (294,761)     (6,895,285)
                                                       ---------    -----------    --------     -----------
      Net gain (loss) on investments ...............     (16,116)    (8,185,984)   (407,394)     (9,445,177)
                                                       ---------    -----------    --------     -----------
   Reinvested capital gains ........................          --             --          --              --
                                                       ---------    -----------    --------     -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (17,280)    (8,658,935)   (422,095)     (9,662,896)
                                                       =========    ===========    ========     ===========

Investment activity:                                   JanIntGroS2     JanIntGro      NBAMTGro     NBAMTGuard
                                                       -----------   ------------   ------------   -----------
   Reinvested dividends ............................       9,666          127,268             --       294,283
   Mortality and expense risk charges (note 2) .....     (30,551)        (312,318)    (2,842,611)     (497,079)
                                                        --------     ------------   ------------   -----------
      Net investment income (loss) .................     (20,885)        (185,050)    (2,842,611)     (202,796)
                                                        --------     ------------   ------------   -----------

   Proceeds from mutual fund shares sold ...........     720,375       99,508,491    102,303,548    24,290,608
   Cost of mutual fund shares sold .................    (833,318)    (100,690,841)  (223,375,057)  (31,491,027)
                                                        --------     ------------   ------------   -----------
      Realized gain (loss) on investments ..........    (112,943)      (1,182,350)  (121,071,509)   (7,200,419)
   Change in unrealized gain (loss)
      on investments ...............................    (571,741)      (5,371,455)    36,480,230    (4,349,844)
                                                        --------     ------------   ------------   -----------
      Net gain (loss) on investments ...............    (684,684)      (6,553,805)   (84,591,279)  (11,550,263)
                                                        --------     ------------   ------------   -----------
   Reinvested capital gains ........................          --               --             --            --
                                                        --------     ------------   ------------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (705,569)      (6,738,855)   (87,433,890)  (11,753,059)
                                                        ========     ============   ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                     NBAMTLMat      NBAMTPart     OppAggGro      OppBdFd
                                                       ------------   ------------   -----------   ------------
   Reinvested dividends.............................   $  6,374,235      1,396,915       184,994     18,714,353
   Mortality and expense risk charges (note 2)......     (1,904,825)    (3,372,371)     (336,156)    (3,397,877)
                                                       ------------   ------------   -----------   ------------
      Net investment income (loss)..................      4,469,410     (1,975,456)     (151,162)    15,316,476
                                                       ------------   ------------   -----------   ------------

   Proceeds from mutual fund shares sold............     71,440,062     88,949,370    31,983,312     93,557,604
   Cost of mutual fund shares sold..................    (69,515,206)  (128,038,158)  (41,079,218)  (104,511,326)
                                                       ------------   ------------   -----------   ------------
      Realized gain (loss) on investments...........      1,924,856    (39,088,788)   (9,095,906)   (10,953,722)
   Change in unrealized gain (loss)
      on investments................................     (1,025,342)   (31,634,937)      174,629     13,114,967
                                                       ------------   ------------   -----------   ------------
      Net gain (loss) on investments................        899,514    (70,723,725)   (8,921,277)     2,161,245
                                                       ------------   ------------   -----------   ------------
   Reinvested capital gains.........................             --             --            --             --
                                                       ------------   ------------   -----------   ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $  5,368,924    (72,699,181)   (9,072,439)    17,477,721
                                                       ============    ===========    ==========     ==========

Investment activity:                                     OppCapAp       OppGlSec      OppMSGrInc    OppMultStr
                                                       ------------   ------------   -----------   -----------
   Reinvested dividends.............................      1,238,268      2,686,150       172,508     7,688,865
   Mortality and expense risk charges (note 2)......     (2,551,781)    (6,329,732)     (322,031)   (2,736,208)
                                                       ------------   ------------   -----------   -----------
      Net investment income (loss)..................     (1,313,513)    (3,643,582)     (149,523)    4,952,657
                                                       ------------   ------------   -----------   -----------

   Proceeds from mutual fund shares sold............    133,239,556    319,888,806     9,989,649    53,195,932
   Cost of mutual fund shares sold..................   (220,413,450)  (486,771,602)  (13,449,464)  (61,553,229)
                                                       ------------   ------------   -----------   -----------
      Realized gain (loss) on investments...........    (87,173,894)  (166,882,796)   (3,459,815)   (8,357,297)
   Change in unrealized gain (loss)
      on investments................................     22,283,716     49,178,238    (1,958,754)  (26,760,024)
                                                       ------------   ------------   -----------   -----------
      Net gain (loss) on investments................    (64,890,178)  (117,704,558)   (5,418,569)  (35,117,321)
                                                       ------------   ------------   -----------   -----------
   Reinvested capital gains.........................             --             --            --     3,191,289
                                                       ------------   ------------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........    (66,203,691)  (121,348,140)   (5,568,092)  (26,973,375)
                                                       ============   ============   ===========   ===========

Investment activity:                                      StOpp2         StDisc2       StIntStk2     VEWrldBd
                                                       -------------   -----------   ------------   -----------
   Reinvested dividends.............................   $   1,905,205            --        653,551            --
   Mortality and expense risk charges (note 2)......      (7,349,083)   (1,202,655)      (286,327)     (641,866)
                                                       -------------   -----------   ------------   -----------
      Net investment income (loss)..................      (5,443,878)   (1,202,655)       367,224      (641,866)
                                                       -------------   -----------   ------------   -----------

   Proceeds from mutual fund shares sold............     158,115,751    28,560,819    250,598,219    56,825,384
   Cost of mutual fund shares sold..................    (215,881,000)  (29,045,511)  (255,084,902)  (53,244,996)
                                                       -------------   -----------   ------------   -----------
      Realized gain (loss) on investments...........     (57,765,249)     (484,692)    (4,486,683)    3,580,388
   Change in unrealized gain (loss)
      on investments................................    (130,843,865)  (11,359,777)      (479,726)    5,464,887
                                                       -------------   -----------   ------------   -----------
      Net gain (loss) on investments................    (188,609,114)  (11,844,469)    (4,966,409)    9,045,275
                                                       -------------   -----------   ------------   -----------
   Reinvested capital gains.........................       9,132,152            --             --            --
                                                       -------------   -----------   ------------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(184,920,840)  (13,047,124)    (4,599,185)    8,403,409
                                                       =============   ===========   ============   ===========

Investment activity:                                    VEWrldEMkt     VEWrldHAs      VKEmMkt     VKUSRealEst
                                                       ------------   -----------   -----------   -----------
   Reinvested dividends.............................         97,619       301,831     1,029,705     4,036,002
   Mortality and expense risk charges (note 2)......       (648,095)     (541,124)     (182,612)   (1,877,866)
                                                       ------------   -----------   -----------   -----------
      Net investment income (loss)..................       (550,476)     (239,293)      847,093     2,158,136
                                                       ------------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold............    129,377,001    35,959,118    17,002,409    53,366,028
   Cost of mutual fund shares sold..................   (127,844,885)  (37,308,007)  (17,339,484)  (50,132,102)
                                                       ------------   -----------   -----------   -----------
      Realized gain (loss) on investments...........      1,532,116    (1,348,889)     (337,075)    3,233,926
   Change in unrealized gain (loss)
      on investments................................     (3,642,668)   (1,009,106)      142,646   (14,119,978)
                                                       ------------   -----------   -----------   -----------
      Net gain (loss) on investments................     (2,110,552)   (2,357,995)     (194,429)  (10,886,052)
                                                       ------------   -----------   -----------   -----------
   Reinvested capital gains.........................             --            --            --     3,084,769
                                                       ------------   -----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........     (2,661,028)   (2,597,288)      652,664    (5,643,147)
                                                       ============   ===========   ===========   ===========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                              Total                         ACVPBal
                                                --------------------------------   -------------------------
Investment activity:                                  2002             2001            2002         2001
                                                ---------------   --------------   -----------   -----------
   Net investment income (loss) .............   $    25,734,572       67,463,423     1,865,046     2,355,129
   Realized gain (loss) on investments ......    (1,544,002,777)  (1,424,925,320)   (8,775,760)   (7,099,451)
   Change in unrealized gain (loss)
      on investments ........................    (1,070,265,049)  (1,954,057,780)   (7,881,850)   (8,536,268)
   Reinvested capital gains .................        69,801,614    1,049,281,591            --     5,248,329
                                                ---------------   --------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    (2,518,731,640)  (2,262,238,086)  (14,792,564)   (8,032,261)
                                                ---------------   --------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       483,220,425      619,484,240     4,062,976     4,996,328
   Transfers between funds ..................                --               --    (1,051,393)    1,620,142
   Redemptions (note 3) .....................    (2,593,912,486)  (2,766,989,098)  (22,609,671)  (26,005,013)
   Annuity benefits .........................        (3,058,431)      (3,654,072)      (41,303)      (49,126)
   Annual contract maintenance charges
      (note 2) ..............................        (6,852,552)      (7,477,297)      (64,579)      (66,739)
   Contingent deferred sales charges
      (note 2) ..............................       (17,925,114)     (24,161,467)     (162,032)     (245,182)
   Adjustments to maintain reserves..........          (492,661)      (2,043,997)      (31,266)      (15,211)
                                                ---------------   --------------   -----------   -----------
         Net equity transactions ............    (2,139,020,819)  (2,184,841,691)  (19,897,268)  (19,764,801)
                                                ---------------   --------------   -----------   -----------

Net change in contract owners' equity .......    (4,657,752,459)  (4,447,079,777)  (34,689,832)  (27,797,062)
Contract owners' equity  beginning
   of period ................................    14,643,768,219   19,090,847,996   141,258,044   169,055,106
                                                ---------------   --------------   -----------   -----------
Contract owners' equity end of period .......   $ 9,986,015,760   14,643,768,219   106,568,212   141,258,044
                                                ===============   ==============   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................       688,171,186      771,858,448     7,936,316     9,044,849
                                                ---------------   --------------   -----------   -----------
   Units purchased ..........................        73,657,344       62,521,366       255,977       378,293
   Units redeemed ...........................      (189,659,565)    (146,208,628)   (1,490,698)   (1,486,826)
                                                ---------------   --------------   -----------   -----------
   Ending units .............................       572,168,965      688,171,186     6,701,595     7,936,316
                                                ===============   ==============   ===========   ===========

                                                        ACVPCapAp                    ACVPIncGr
                                                --------------------------   -------------------------
Investment activity:                               2002           2001           2002         2001
                                                -----------   ------------   -----------   -----------
   Net investment income (loss) .............    (2,446,017)    (3,984,483)     (104,334)     (308,470)
   Realized gain (loss) on investments ......   (76,382,392)   (13,671,667)  (12,580,484)   (3,891,448)
   Change in unrealized gain (loss)
      on investments ........................    32,052,620   (220,847,872)      (54,584)   (3,820,465)
   Reinvested capital gains .................            --    120,030,377            --            --
                                                -----------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   (46,775,789)  (118,473,645)  (12,739,402)   (8,020,383)
                                                -----------   ------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     6,326,191      9,703,763     2,920,674     3,728,528
   Transfers between funds ..................   (17,312,710)   (52,663,996)   (3,443,636)    3,865,344
   Redemptions (note 3) .....................   (32,939,194)   (47,581,452)   (9,793,757)  (12,905,711)
   Annuity benefits .........................       (41,698)       (61,486)       (4,064)       (4,828)
   Annual contract maintenance charges
      (note 2) ..............................      (150,451)      (185,921)      (28,998)      (31,777)
   Contingent deferred sales charges
      (note 2) ..............................      (211,027)      (355,382)      (79,257)     (103,631)
   Adjustments to maintain reserves .........       (39,281)       225,903          (529)       (2,657)
                                                -----------   ------------   -----------   -----------
         Net equity transactions ............   (44,368,170)   (90,918,571)  (10,429,567)   (5,454,732)
                                                -----------   ------------   -----------   -----------

Net change in contract owners' equity .......   (91,143,959)  (209,392,216)  (23,168,969)  (13,475,115)
Contract owners' equity  beginning
   of period ................................   232,128,096    441,520,312    64,137,625    77,612,740
                                                -----------   ------------   -----------   -----------
Contract owners' equity end of period .......   140,984,137    232,128,096    40,968,656    64,137,625
                                                ===========   ============   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................    10,868,054     15,066,723     6,383,548     6,984,800
                                                -----------   ------------   -----------   -----------
   Units purchased ..........................       367,891        449,990       356,132       859,557
   Units redeemed ...........................    (2,922,331)    (4,648,659)   (1,614,099)   (1,460,809)
                                                -----------   ------------   -----------   -----------
   Ending units .............................     8,313,614     10,868,054     5,125,581     6,383,548
                                                ===========   ============   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     ACVPInt              ACVPInt3         ACVPUltra              ACVPVal
                                          --------------------------  ----------------  ---------------  -------------------------
Investment activity:                          2002          2001         2002     2001     2002    2001      2002         2001
                                          ------------  ------------  ----------  ----  ---------  ----  -----------  -----------
   Net investment income (loss) ........  $   (620,488)   (3,097,340)   (101,635)  --      (5,353)  --      (739,448)    (786,307)
   Realized gain (loss) on investment ..   (43,951,657) (140,652,377)   (469,749)  --    (116,489)  --    (6,505,705)   9,221,028
   Change in unrealized gain (loss)
      on investments ...................    12,417,192    20,198,409  (1,766,743)  --     (43,681)  --   (35,804,889)   5,786,290
   Reinvested capital gains ............            --    27,025,160          --   --          --   --    11,477,528           --
                                          ------------  ------------  ----------  ---   ---------  ---   -----------  -----------
      Net increase (decrease) in
         contract owners'
         equity resulting from
         operations ....................   (32,154,953)  (96,526,148) (2,338,127)  --    (165,523)  --   (31,572,514)  14,221,011
                                          ------------  ------------  ----------  ---   ---------  ---   -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .........     2,495,557     9,789,713   3,621,239   --      32,338   --     8,823,877    6,253,977
   Transfers between funds .............   (32,867,998)  (40,372,359) 15,378,488   --   1,496,835   --     3,430,312  116,241,421
   Redemptions (note 3) ................   (27,011,032)  (39,873,893) (1,622,472)  --    (210,861)  --   (39,726,096) (23,452,324)
   Annuity benefits ....................       (67,171)      (82,888)         --   --          --   --       (54,407)     (56,845)
   Annual contract maintenance charge
      (note 2) .........................       (68,086)      (90,155)     (3,117)  --        (395)  --       (75,304)     (48,910)
   Contingent deferred sales charges
      (note 2) .........................      (205,744)     (361,804)    (13,452)  --      (1,002)  --      (273,480)    (201,581)
   Adjustments to maintain reserves ....      (249,944)      (69,562)    208,889   --         (27)  --        (5,257)       9,300
                                          ------------  ------------  ----------  ---   ---------  ---   -----------  -----------
         Net equity transactions .......   (57,974,418)  (71,060,948) 17,569,575   --   1,316,888   --   (27,880,355)  98,745,038
                                          ------------  ------------  ----------  ---   ---------        -----------  -----------

Net change in contract owners' equity      (90,129,371) (167,587,096) 15,231,448   --   1,151,365   --   (59,452,869) 112,966,049
Contract owners'equity beginning
   of period ...........................   184,089,162   351,676,258          --   --          --   --   210,919,797   97,953,748
                                          ------------  ------------  ----------  ---   ---------  ---   -----------  -----------
Contract owners' equity end of period ..  $ 93,959,791   184,089,162  15,231,448   --   1,151,365   --   151,466,928  210,919,797
                                          ============  ============  ==========  ===   =========  ===   ===========  ===========

CHANGES IN UNITS:
   Beginning units .....................    12,314,247    16,440,926          --   --          --   --    12,737,342    6,581,121
                                          ------------  ------------  ----------  ---   ---------        -----------  -----------
   Units purchased .....................       187,714       573,389   2,042,980   --     162,061   --       949,683    7,145,464
   Units redeemed ......................    (4,504,038)   (4,700,068)   (149,010)  --     (17,516)  --    (3,078,719)    (989,243)
                                          ------------  ------------  ----------  ---   ---------  ---   -----------  -----------
   Ending units ........................     7,997,923    12,314,247   1,893,970   --     144,545   --    10,608,306   12,737,342
                                          ============  ============  ==========  ===   =========  ===   ===========  ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      AmerGro                  AmerHiYld
                                             -------------------------   ---------------------
Investment activity:                             2002         2001          2002       2001
                                             -----------   -----------   ---------   ---------
   Net investment income (loss) ..........   $  (225,125)     (194,923)    113,622     138,470
   Realized gain (loss) on investments ...      (907,680)    1,836,632    (334,747)    (93,390)
   Change in unrealized gain (loss)
      on investments .....................    (5,001,220)  (16,240,542)    171,283      62,160
   Reinvested capital gains ..............            --     7,912,626          --          --
                                             -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (6,134,025)   (6,686,207)    (49,842)    107,240
                                             -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       271,515       402,894      37,101      33,433
   Transfers between funds ...............    (1,000,210)     (595,939)     44,786     116,475
   Redemptions (note 3) ..................    (2,901,591)   (4,517,550)   (231,202)   (350,035)
   Annuity benefits ......................       (11,746)      (14,270)     (5,854)     (6,147)
   Annual contract maintenance charges
      (note 2) ...........................        (9,744)      (11,422)     (1,018)     (1,022)
   Contingent deferred sales charges
      (note 2) ...........................       (11,092)       (5,935)       (748)       (121)
   Adjustments to maintain reserves ......        16,342        (2,941)        237         189
                                             -----------   -----------   ---------   ---------
         Net equity transactions .........    (3,646,526)   (4,745,163)   (156,698)   (207,228)
                                             -----------   -----------   ---------   ---------

Net change in contract owners' equity ....    (9,780,551)  (11,431,370)   (206,540)    (99,988)
Contract owners' equity beginning
   of period .............................    26,005,041    37,436,411   1,612,158   1,712,146
                                             -----------   -----------   ---------   ---------
Contract owners' equity end of period ....   $16,224,490    26,005,041   1,405,618   1,612,158
                                             ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................       473,727       553,384      57,996      65,619
                                             -----------   -----------   ---------   ---------
   Units purchased .......................         5,851         6,813       3,237       5,710
   Units redeemed ........................       (84,077)      (86,470)     (9,139)    (13,333)
                                             -----------   -----------   ---------   ---------
   Ending units ..........................       395,501       473,727      52,094      57,996
                                             ===========   ===========   =========   =========

                                                   AmerUSGvt                  CSGPVen
                                             ---------------------   -------------------------
Investment activity:                            2002        2001        2002          2001
                                             ---------   ---------   -----------   -----------
   Net investment income (loss) ..........     100,576     131,409      (144,863)     (299,564)
   Realized gain (loss) on investments ...     240,993      39,002    (3,431,500)  (22,765,185)
   Change in unrealized gain (loss)
      on investments .....................     (98,831)      2,994    (1,046,014)   13,573,928
   Reinvested capital gains ..............          --          --            --            --
                                             ---------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     242,738     173,405    (4,622,377)   (9,490,821)
                                             ---------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      31,735      35,491       302,688     1,020,324
   Transfers between funds ...............     457,145       2,173    (3,664,654)   (7,415,106)
   Redemptions (note 3) ..................    (379,935)   (257,142)   (2,176,490)   (2,962,981)
   Annuity benefits ......................      (5,349)     (5,260)       (2,593)       (1,136)
   Annual contract maintenance charges
      (note 2) ...........................      (2,290)     (2,222)       (7,163)      (10,550)
   Contingent deferred sales charges
      (note 2) ...........................        (173)       (144)      (20,187)      (28,902)
   Adjustments to maintain reserves ......          61          63        (7,700)       (3,841)
                                             ---------   ---------   -----------   -----------
         Net equity transactions .........     101,194    (227,041)   (5,576,099)   (9,402,192)
                                             ---------   ---------   -----------   -----------

Net change in contract owners' equity ....     343,932     (53,636)  (10,198,476)  (18,893,013)
Contract owners' equity beginning
   of period .............................   2,958,036   3,011,672    16,340,523    35,233,536
                                             ---------   ---------   -----------   -----------
Contract owners' equity end of period ....   3,301,968   2,958,036     6,142,047    16,340,523
                                             =========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     121,523     130,826     1,505,921     2,286,967
                                             ---------   ---------   -----------   -----------
   Units purchased .......................       6,182       1,596        34,682        85,161
   Units redeemed ........................      (1,881)    (10,899)     (669,303)     (866,207)
                                             ---------   ---------   -----------   -----------
   Ending units ..........................     125,824     121,523       871,300     1,505,921
                                             =========   =========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      CSIntFoc                     CSSmCapGr
                                            --------------------------   ---------------------------
Investment activity:                             2002         2001           2002           2001
                                            ------------   -----------   ------------   ------------
   Net investment income (loss) .........   $ (1,096,453)   (1,706,279)    (2,178,307)    (3,307,263)
   Realized gain (loss) on investments ..     (4,130,657)  (79,818,738)   (94,035,606)  (138,154,630)
   Change in unrealized gain (loss)
      on investments ....................    (12,011,179)   45,758,832     22,685,298     83,925,609
   Reinvested capital gains .............             --            --             --             --
                                            ------------   -----------   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (17,238,289)  (35,766,185)   (73,528,615)   (57,536,284)
                                            ------------   -----------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      1,730,483     4,198,407      6,745,767      9,838,758
   Transfers between funds ..............    (17,481,502)  (14,975,548)   (30,158,525)   (21,097,654)
   Redemptions (note 3) .................    (13,078,391)  (17,676,769)   (26,244,893)   (35,088,716)
   Annuity benefits .....................        (25,504)      (30,659)       (29,107)       (31,627)
   Annual contract maintenance charges
      (note 2) ..........................        (36,213)      (45,258)       (94,477)      (112,519)
   Contingent deferred sales charges
      (note 2) ..........................       (118,023)     (185,875)      (255,936)      (381,709)
   Adjustments to maintain reserves .....        (33,584)       29,174          8,357        (15,702)
                                            ------------   -----------   ------------   ------------
         Net equity transactions ........    (29,042,734)  (28,686,528)   (50,028,814)   (46,889,169)
                                            ------------   -----------   ------------   ------------

Net change in contract owners' equity ...    (46,281,023)  (64,452,713)  (123,557,429)  (104,425,453)
Contract owners' equity beginning
   of period ............................    100,550,096   165,002,809    237,432,231    341,857,684
                                            ------------   -----------   ------------   ------------
Contract owners' equity end of period ...   $ 54,269,073   100,550,096    113,874,802    237,432,231
                                            ============   ===========   ============   ============

CHANGES IN UNITS:
   Beginning units ......................     10,217,779    12,854,476     13,924,081     16,612,117
                                            ------------   -----------   ------------   ------------
   Units purchased ......................        194,490       389,048        505,009        570,621
   Units redeemed .......................     (3,434,644)   (3,025,745)    (4,222,532)    (3,258,657)
                                            ------------   -----------   ------------   ------------
   Ending units .........................      6,977,625    10,217,779     10,206,558     13,924,081
                                            ============   ===========   ============   ============

                                               DrySmCapIxS              DrySRGro
                                            ----------------   --------------------------
Investment activity:                           2002     2001      2002           2001
                                            ---------   ----   -----------   ------------
   Net investment income (loss) .........      (8,195)    --    (1,859,414)    (3,484,146)
   Realized gain (loss) on investments ..    (740,118)    --   (24,240,570)       169,707
   Change in unrealized gain (loss)
      on investments ....................     541,069     --   (33,015,865)   (75,205,006)
   Reinvested capital gains .............          --     --            --             --
                                            ---------    ---   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (207,244)    --   (59,115,849)   (78,519,445)
                                            ---------    ---   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     735,492     --    10,564,044     16,095,914
   Transfers between funds ..............   3,258,070     --   (22,338,756)   (36,045,164)
   Redemptions (note 3) .................    (248,053)    --   (26,815,664)   (36,284,827)
   Annuity benefits .....................          --     --       (44,982)       (54,389)
   Annual contract maintenance charges
      (note 2) ..........................        (419)    --      (148,100)      (179,024)
   Contingent deferred sales charges
      (note 2) ..........................      (1,149)    --      (275,636)      (456,051)
   Adjustments to maintain reserves .....       9,747     --        30,210        (28,455)
                                            ---------    ---   -----------   ------------
         Net equity transactions ........   3,753,688     --   (39,028,884)   (56,951,996)
                                            ---------    ---   -----------   ------------

Net change in contract owners' equity ...   3,546,444     --   (98,144,733)  (135,471,441)
Contract owners' equity beginning
   of period ............................          --     --   216,049,739    351,521,180
                                            ---------    ---   -----------   ------------
Contract owners' equity end of period ...   3,546,444     --   117,905,006    216,049,739
                                            =========    ===   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................          --     --     9,331,556     11,621,929
                                            ---------    ---   -----------   ------------
   Units purchased ......................     493,578     --       571,625        655,575
   Units redeemed .......................     (27,270)    --    (2,659,773)    (2,945,948)
                                            ---------    ---   -----------   ------------
   Ending units .........................     466,308     --     7,243,408      9,331,556
                                            =========    ===   ===========   ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        DryStkIx                      DryVIFApp
                                            ------------------------------   -------------------------
Investment activity:                              2002            2001           2002          2001
                                            --------------   -------------   -----------   -----------
   Net investment income (loss) .........   $     (430,860)     (3,996,216)     (303,982)     (685,761)
   Realized gain (loss) on investments ..      (83,636,673)     26,952,903   (13,627,300)   (3,075,693)
   Change in unrealized gain (loss)
      on investments ....................     (176,467,086)   (241,252,004)   (4,305,136)  (10,282,440)
   Reinvested capital gains .............               --       6,331,855            --            --
                                            --------------   -------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (260,534,619)   (211,963,462)  (18,236,418)  (14,043,894)
                                            --------------   -------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       40,723,813      56,779,910     4,508,884     6,040,500
   Transfers between funds ..............      (60,474,912)    (84,678,599)      587,061   (11,651,456)
   Redemptions (note 3) .................     (159,720,365)   (187,691,308)  (17,222,501)  (17,267,221)
   Annuity benefits .....................         (385,307)       (458,045)      (32,922)      (32,968)
   Annual contract maintenance charges
      (note 2) ..........................         (526,371)       (596,408)      (50,573)      (53,215)
   Contingent deferred sales charges
      (note 2) ..........................       (1,452,803)     (2,031,805)     (132,819)     (176,284)
   Adjustments to maintain reserves .....          (77,573)        (28,742)       11,416         2,970
                                            --------------   -------------   -----------   -----------
         Net equity transactions ........     (181,913,518)   (218,704,997)  (12,331,454)  (23,137,674)
                                            --------------   -------------   -----------   -----------

Net change in contract owners' equity ...     (442,448,137)   (430,668,459)  (30,567,872)  (37,181,568)
Contract owners' equity beginning
   of period ............................    1,184,420,372   1,615,088,831   104,121,519   141,303,087
                                            --------------   -------------   -----------   -----------
Contract owners' equity end of period ...   $  741,972,235   1,184,420,372    73,553,647   104,121,519
                                            ==============   =============   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................       47,103,460      55,652,644     8,242,002    10,006,977
                                            --------------   -------------   -----------   -----------
   Units purchased ......................        1,947,444       2,251,597       485,766       466,005
   Units redeemed .......................      (10,529,909)    (10,800,781)   (1,641,722)   (2,230,980)
                                            --------------   -------------   -----------   -----------
   Ending units .........................       38,520,995      47,103,460     7,086,046     8,242,002
                                            ==============   =============   ===========   ===========

                                                    DryVIFGrInc                FedQualBd
                                            -------------------------   ----------------------
Investment activity:                            2002          2001         2002        2001
                                            -----------   -----------   ----------   ---------
   Net investment income (loss) .........      (499,579)     (701,162)    (119,603)      --
   Realized gain (loss) on investments ..   (10,240,454)      546,791       94,175       --
   Change in unrealized gain (loss)
      on investments ....................    (9,457,990)   (7,483,395)     933,066       --
   Reinvested capital gains .............            --     1,238,795           --       --
                                            -----------   -----------   ----------      ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (20,198,023)   (6,398,971)     907,638       --
                                            -----------   -----------   ----------      ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,884,641     3,998,531      626,205       --
   Transfers between funds ..............    (6,099,209)    8,420,323   28,231,022       --
   Redemptions (note 3) .................   (11,175,762)  (10,743,848)  (2,408,563)      --
   Annuity benefits .....................          (252)         (302)          --       --
   Annual contract maintenance charges
      (note 2) ..........................       (40,988)      (42,203)      (2,822)      --
   Contingent deferred sales charges
      (note 2) ..........................      (114,333)     (147,468)     (10,311)      --
   Adjustments to maintain reserves .....        (4,020)       (3,760)          (8)      --
                                            -----------   -----------   ----------      ---
         Net equity transactions ........   (14,549,923)    1,481,273   26,435,523       --
                                            -----------   -----------   ----------      ---

Net change in contract owners' equity ...   (34,747,946)   (4,917,698)  27,343,161       --
Contract owners' equity beginning
   of period ............................    81,487,384    86,405,082           --       --
                                            -----------   -----------   ----------      ---
Contract owners' equity end of period ...    46,739,438    81,487,384   27,343,161       --
                                            ===========   ===========   ==========      ===

CHANGES IN UNITS:
   Beginning units ......................     6,347,774     6,251,143           --       --
                                            -----------   -----------   ----------      ---
   Units purchased ......................       281,833       141,453    2,756,164       --
   Units redeemed .......................    (1,687,788)      (44,822)    (197,135)      --
                                            -----------   -----------   ----------      ---
   Ending units .........................     4,941,819     6,347,774    2,559,029       --
                                            ===========   ===========   ==========      ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       FidVIPEI                        FidVIPGr
                                            ------------------------------    ------------------------------
Investment activity:                             2002             2001             2002            2001
                                            --------------   -------------    -------------   --------------
   Net investment income (loss) .........   $    6,807,884       8,030,592      (15,667,809)     (29,549,521)
   Realized gain (loss) on investments ..       (4,889,155)     48,194,576     (209,352,726)     (16,451,665)
   Change in unrealized gain (loss)
      on investments ....................     (305,472,535)   (268,569,663)    (343,584,643)    (690,323,855)
   Reinvested capital gains .............       33,668,686      89,248,151               --      192,127,379
                                            --------------   -------------    -------------   --------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (269,885,120)   (123,096,344)    (568,605,178)    (544,197,662)
                                            --------------   -------------    -------------   --------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       37,312,622      48,439,902       60,234,638       86,766,808
   Transfers between funds ..............      (48,489,142)    (28,976,366)    (147,566,888)    (203,986,275)
   Redemptions (note 3) .................     (241,938,074)   (279,376,867)    (265,273,480)    (357,620,105)
   Annuity benefits .....................         (293,474)       (360,905)        (461,426)        (608,611)
   Annual contract maintenance charges
      (note 2) ..........................         (679,995)       (743,240)      (1,017,331)      (1,229,844)
   Contingent deferred sales charges
      (note 2) ..........................       (1,516,921)     (2,229,709)      (1,870,864)      (2,892,615)
   Adjustments to maintain reserves .....          (77,811)        (85,148)        (164,555)         498,906
                                            --------------   -------------    -------------   --------------
         Net equity transactions ........     (255,682,795)   (263,332,333)    (356,119,906)    (479,071,736)
                                            --------------   -------------    -------------   --------------

Net change in contract owners' equity ...     (525,567,915)   (386,428,677)    (924,725,084)  (1,023,269,398)
Contract owners' equity beginning
   of period ............................    1,587,351,468   1,973,780,145    1,996,966,659    3,020,236,057
                                            --------------   -------------    -------------   --------------
Contract owners' equity end of period ...   $1,061,783,553   1,587,351,468    1,072,241,575    1,996,966,659
                                            ==============   =============    =============   ==============

CHANGES IN UNITS:
   Beginning units ......................       51,133,930      59,929,592       48,260,844       60,371,162
                                            --------------   -------------    -------------   --------------
   Units purchased ......................        1,448,789       1,639,242        1,992,185        2,212,902
   Units redeemed .......................      (11,276,815)    (10,434,904)     (13,654,170)     (14,323,220)
                                            --------------   -------------    -------------   --------------
   Ending units .........................       41,305,904      51,133,930       36,598,859       48,260,844
                                            ==============   =============    =============   ==============

                                                     FidVIPHI                        FidVIPOv
                                            --------------------------    ---------------------------
Investment activity:                           2002           2001            2002          2001
                                            -----------   ------------    ------------   ------------
   Net investment income (loss) .........    22,238,430     44,380,202      (1,067,982)    16,868,833
   Realized gain (loss) on investments ..   (62,489,118)  (144,603,045)    (47,907,256)  (175,092,377)
   Change in unrealized gain (loss)
      on investments ....................    44,629,101     59,548,303      (2,525,132)    28,267,282
   Reinvested capital gains .............            --             --              --     34,471,204
                                            -----------   ------------    ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     4,378,413    (40,674,540)    (51,500,370)   (95,485,058)
                                            -----------   ------------    ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     7,475,120      9,245,802       3,424,022     12,349,864
   Transfers between funds ..............     7,024,456      9,584,714     (30,641,605)   (33,655,110)
   Redemptions (note 3) .................   (49,852,514)   (56,799,244)    (43,916,754)   (64,022,543)
   Annuity benefits .....................       (69,530)       (76,716)        (63,828)       (93,200)
   Annual contract maintenance charges
      (note 2) ..........................      (105,933)      (121,402)       (152,665)      (191,975)
   Contingent deferred sales charges
      (note 2) ..........................      (336,131)      (506,479)       (247,260)      (375,540)
   Adjustments to maintain reserves .....       (12,203)        (6,819)       (196,611)        10,703
                                            -----------   ------------    ------------   ------------
         Net equity transactions ........   (35,876,735)   (38,680,144)    (71,794,701)   (85,977,801)
                                            -----------   ------------    ------------   ------------

Net change in contract owners' equity ...   (31,498,322)   (79,354,684)   (123,295,071)  (181,462,859)
Contract owners' equity beginning
   of period ............................   263,631,345    342,986,029     291,219,719    472,682,578
                                            -----------   ------------    ------------   ------------
Contract owners' equity end of period ...   232,133,023    263,631,345     167,924,648    291,219,719
                                            ===========   ============    ============   ============

CHANGES IN UNITS:
   Beginning units ......................    20,055,329     22,851,138      17,812,066     22,555,451
                                            -----------   ------------    ------------   ------------
   Units purchased ......................     1,231,322      1,386,576         233,289        686,531
   Units redeemed .......................    (4,233,537)    (4,182,385)     (5,079,866)    (5,429,916)
                                            -----------   ------------    ------------   ------------
   Ending units .........................    17,053,114     20,055,329      12,965,489     17,812,066
                                            ===========   ============    ============   ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  FidVIPOvR                 FidVIPAM
                                            ------------------   ---------------------------
Investment activity:                           2002       2001       2002           2001
                                            -----------   ----   ------------   ------------
   Net investment income (loss) .........   $  (103,592)   --      15,028,944     22,138,618
   Realized gain (loss) on investments ..      (738,264)   --     (21,597,452)     3,943,154
   Change in unrealized gain (loss)
      on investments ....................    (2,002,381)   --     (52,228,064)   (80,710,590)
   Reinvested capital gains .............            --    --              --     11,726,011
                                            -----------   ---    ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,844,237)   --     (58,796,572)   (42,902,807)
                                            -----------   ---    ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     5,361,738    --      15,466,702     21,817,056
   Transfers between funds ..............    14,459,528    --     (21,051,265)   (27,894,552)
   Redemptions (note 3) .................    (1,777,223)   --    (103,913,399)  (134,114,337)
   Annuity benefits .....................            --    --        (123,669)      (138,418)
   Annual contract maintenance charges
      (note 2) ..........................        (3,650)   --        (329,857)      (371,956)
   Contingent deferred sales charges
      (note 2) ..........................       (12,045)   --        (536,773)      (751,795)
   Adjustments to maintain reserves .....       215,542    --         (48,602)       (17,978)
                                            -----------   ---    ------------   ------------
         Net equity transactions ........    18,243,890    --    (110,536,863)  (141,471,980)
                                            -----------   ---    ------------   ------------

Net change in contract owners' equity ...    15,399,653    --    (169,333,435)  (184,374,787)
Contract owners' equity beginning
   of period ............................            --    --     610,483,160    794,857,947
                                            -----------   ---    ------------   ------------
Contract owners' equity end of period ...   $15,399,653    --     441,149,725    610,483,160
                                            ===========   ===    ============   ============

CHANGES IN UNITS:

   Beginning units ......................            --    --      26,640,365     33,039,586
                                            -----------   ---    ------------   ------------
   Units purchased ......................     2,155,067    --         772,273        995,865
   Units redeemed .......................      (163,847)   --      (6,239,653)    (7,395,086)
                                            -----------   ---    ------------   ------------
   Ending units .........................     1,991,220    --      21,172,985     26,640,365
                                            ===========   ===    ============   ============

                                                        FidVIPCon                  FidVIPGrOp
                                            ----------------------------   -------------------------
Investment activity:                            2002           2001            2002          2001
                                            ------------   -------------   -----------   -----------
   Net investment income (loss) .........     (3,703,533)     (4,756,221)     (118,120)     (793,795)
   Realized gain (loss) on investments ..    (15,336,276)     36,872,440   (16,343,073)  (19,728,385)
   Change in unrealized gain (loss)
      on investments ....................    (67,135,612)   (225,565,521)    1,448,655     4,442,885
   Reinvested capital gains .............             --      30,611,614            --            --
                                            ------------   -------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (86,175,421)   (162,837,688)  (15,012,538)  (16,079,295)
                                            ------------   -------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     26,728,548      36,002,786     3,954,006     5,023,434
   Transfers between funds ..............    (35,659,622)    (80,409,181)   (5,574,186)  (13,075,026)
   Redemptions (note 3) .................   (127,740,400)   (139,686,864)   (9,129,020)  (15,943,151)
   Annuity benefits .....................       (186,657)       (211,006)       (9,217)       (9,312)
   Annual contract maintenance charges
      (note 2) ..........................       (401,099)       (421,296)      (39,878)      (46,652)
   Contingent deferred sales charges
      (note 2) ..........................     (1,127,843)     (1,602,981)      (95,743)     (227,973)
   Adjustments to maintain reserves .....         19,689         (56,323)      (14,975)       27,338
                                            ------------   -------------   -----------   -----------
         Net equity transactions ........   (138,367,384)   (186,384,865)  (10,909,013)  (24,251,342)
                                            ------------   -------------   -----------   -----------

Net change in contract owners' equity ...   (224,542,805)   (349,222,553)  (25,921,551)  (40,330,637)
Contract owners' equity beginning
   of period ............................    876,424,084   1,225,646,637    70,334,048   110,664,685
                                            ------------   -------------   -----------   -----------
Contract owners' equity end of period ...    651,881,279     876,424,084    44,412,497    70,334,048
                                            ============   =============   ===========   ===========

CHANGES IN UNITS:

   Beginning units ......................     43,074,426      52,155,447     7,361,823     9,785,417
                                            ------------   -------------   -----------   -----------
   Units purchased ......................      1,417,500       1,775,959       490,257       507,393
   Units redeemed .......................     (8,665,625)    (10,856,980)   (1,823,049)   (2,930,987)
                                            ------------   -------------   -----------   -----------
   Ending units .........................     35,826,301      43,074,426     6,029,031     7,361,823
                                            ============   =============   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   FidVIPVaIS           GVITDMidCapI            GVITEmMrkts        GVITEmMrkts3
                                               ----------------  -----------------------  ---------------------  ---------------
Investment activity:                              2002     2001     2002         2001        2002       2001       2002     2001
                                               ----------  ----  -----------  ----------  ----------  ---------  ---------  ----
   Net investment income (loss) .............  $  (12,460)   --     (713,508)   (393,973)    (55,611)   (19,507)    (7,333)   --
   Realized gain (loss) on investments ......    (371,303)   --   (4,167,969) (3,656,973)   (269,732)  (265,821)  (307,826)   --
   Change in unrealized gain (loss)
      on investments ........................     (74,815)   --  (11,551,340)    712,334    (854,304)   249,207   (174,688)   --
   Reinvested capital gains                            --    --      576,482     514,545          --         --         --    --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    (458,578)   --  (15,856,335) (2,824,067) (1,179,647)   (36,121)  (489,847)   --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      74,713    --    4,194,931   2,958,338      84,367     58,429    234,583    --
   Transfers between funds ..................   2,037,985    --   23,570,477  34,891,005  (1,669,626) 5,599,879  2,043,462    --
   Redemptions (note 3) .....................    (129,249)   --  (15,589,145) (7,234,125)   (781,074)  (339,523)  (261,850)   --
   Annuity benefits .........................          --    --           --          --          --         --         --    --
   Annual contract maintenance charges
      (note 2) ..............................        (361)   --      (27,782)    (15,303)     (2,122)      (847)      (598)   --
   Contingent deferred sales charges
      (note 2) ..............................        (115)   --     (100,285)    (57,965)     (7,194)    (3,667)    (1,794)   --
   Adjustments to maintain reserves .........         (42)   --        4,944      (1,225)        (52)       758       (295)   --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---
         Net equity transactions ............   1,982,931    --   12,053,140  30,540,725  (2,375,701) 5,315,029  2,013,508    --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---

Net change in contract owners' equity .......   1,524,353    --   (3,803,195) 27,716,658  (3,555,348) 5,278,908  1,523,661    --
Contract owners' equity beginning
   of period ................................          --    --   61,955,222  34,238,564   5,343,630     64,722         --    --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---
Contract owners' equity end of period .......  $1,524,353    --   58,152,027  61,955,222   1,788,282  5,343,630  1,523,661    --
                                               ==========   ===  ===========  ==========  ==========  =========  =========   ===

CHANGES IN UNITS:
   Beginning units ..........................          --    --    6,105,234   3,284,843     657,996      7,451         --    --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---
   Units purchased ..........................     216,652    --    1,021,505   3,272,953      14,075    687,371    223,979    --
   Units redeemed ...........................     (11,809)   --     (270,163)   (452,562)   (408,862)   (36,826)   (20,933)   --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---
   Ending units .............................     204,843    --    6,856,576   6,105,234     263,209    657,996    203,046    --
                                               ==========   ===  ===========  ==========  ==========  =========  =========   ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITGlFin3         GVITGlHlth3           GVITGlTech            GVITGlTech3
                                               ----------------   ----------------   -----------------------   ----------------
Investment activity:                             2002      2001      2002     2001      2002         2001        2002      2001
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ----
   Net investment income (loss) ............   $  (4,455)   --       (6,352)   --       (15,491)     (40,127)     (5,569)   --
   Realized gain (loss) on investments .....      82,078    --        3,190    --      (967,491)  (1,490,589)    (64,116)   --
   Change in unrealized gain (loss)
      on investments .......................      (2,659)   --      (70,342)   --      (766,257)     173,244    (249,074)   --
   Reinvested capital gains ................          --    --           --    --            --           --          --    --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      74,964    --      (73,504)   --    (1,749,239)  (1,357,472)   (318,759)   --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      25,726    --      340,250    --        82,080      228,966     101,972    --
   Transfers between funds .................     985,755    --    1,234,262    --       991,061    2,564,472   2,439,133    --
   Redemptions (note 3) ....................    (166,435)   --      (82,382)   --      (325,346)    (474,074)    (95,683)   --
   Annuity benefits ........................          --    --           --    --            --           --          --    --
   Annual contract maintenance charges
      (note 2) .............................         (80)   --         (239)   --        (1,649)      (1,172)       (239)   --
   Contingent deferred sales charges
      (note 2) .............................         (24)   --         (455)   --        (3,564)      (2,557)       (388)   --
   Adjustments to maintain reserves ........          85    --          278    --         7,215       (1,251)        (96)   --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---
         Net equity transactions ...........     845,027    --    1,491,714    --       749,797    2,314,384   2,444,699    --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---

Net change in contract owners' equity ......     919,991    --    1,418,210    --      (999,442)     956,912   2,125,940    --
Contract owners' equity beginning
   of period ...............................          --    --           --    --     2,707,605    1,750,693          --    --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---
Contract owners' equity end of period ......   $ 919,991    --    1,418,210    --     1,708,163    2,707,605   2,125,940    --
                                               =========   ====   =========   ====   ==========   ==========   =========   ===

CHANGES IN UNITS:
   Beginning units .........................          --    --           --    --       798,837      291,857          --    --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---
   Units purchased .........................     122,296    --      179,904    --       115,192      580,536     309,200    --
   Units redeemed ..........................     (15,141)   --       (8,521)   --       (21,741)     (73,556)    (10,827)   --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---
   Ending units ............................     107,155    --      171,383    --       892,288      798,837     298,373    --
                                               =========   ====   =========   ====   ==========   ==========   =========   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              GVITGlUtl3           GVITGvtBd                 GVITGrowth              GVITIDAgg
                                           ---------------  -------------------------  -------------------------  ---------------
Investment activity:                         2002     2001      2002          2001        2002          2001       2002      2001
                                           ---------  ----  ------------  -----------  -----------  ------------  ---------  ----
   Net investment income (loss) .........  $      10    --    13,662,678   13,735,016   (1,497,278)   (2,455,524)      (472)   --
   Realized gain (loss) on investments ..    (16,815)   --    12,560,451    1,319,490  (72,854,922) (134,121,109)   (52,727)   --
   Change in unrealized gain (loss)
      on investments ....................      1,981    --     8,524,601    3,831,072   34,174,405    61,808,298    (56,633)   --
   Reinvested capital gains .............         --    --     3,994,953      514,449           --            --         94    --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (14,824)   --    38,742,683   19,400,027  (40,177,795)  (74,768,335)  (109,738)   --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,882    --    17,106,815   13,910,001    6,861,942    10,646,866    216,291    --
   Transfers between funds ..............    565,563    --   185,709,438   80,627,100  (14,840,542)  (22,422,753) 1,789,709    --
   Redemptions (note 3) .................    (19,189)   --  (104,167,989) (78,102,232) (18,916,695)  (26,155,882)   (66,585)   --
   Annuity benefits .....................         --    --       (69,058)     (59,190)     (55,088)      (74,990)        --    --
   Annual contract maintenance charges
      (note 2) ..........................        (29)   --      (181,490)    (141,827)    (116,333)     (140,732)      (598)   --
   Contingent deferred sales charges
      (note 2) ..........................         (5)   --      (579,309)    (536,096)    (195,785)     (314,320)      (784)   --
   Adjustments to maintain reserves .....        332    --        81,665       23,452      (16,967)      (10,408)       (27)   --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---
         Net equity transactions ........    553,554    --    97,900,072   15,721,208  (27,279,468)  (38,472,219) 1,938,006    --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---

Net change in contract owners' equity....     538,730    --   136,642,755   35,121,235  (67,457,263) (113,240,554) 1,828,268    --
Contract owners' equity beginning
   of period ............................         --    --   381,002,282  345,881,047  149,052,023   262,292,577         --    --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---
Contract owners' equity end of period ...  $ 538,730    --   517,645,037  381,002,282   81,594,760   149,052,023  1,828,268    --
                                           =========   ===  ============  ===========  ===========  ============  =========   ===

CHANGES IN UNITS:
   Beginning units ..................             --    --    17,001,418   15,898,580    9,697,122    12,153,485         --    --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---
   Units purchased ..................         64,592    --     5,953,885    1,601,762      553,569       689,463    229,327    --
   Units redeemed ...................         (2,029)   --    (1,508,454)    (498,924)  (2,723,271)   (3,145,826)    (7,138)   --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---
   Ending units .....................         62,563    --    21,446,849   17,001,418    7,527,420     9,697,122    222,189    --
                                           =========   ===  ============  ===========  ===========  ============  =========   ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITIDCon           GVITIDMod         GVITIDModAgg       GVITIDModCon
                                             ------------------   -----------------   ----------------   -----------------
Investment activity:                            2002       2001      2002      2001     2002      2001     2002       2001
                                             -----------   ----   ----------   ----   ---------   ----   ----------   ----
   Net investment income (loss) ..........   $   107,162     --       67,170     --      16,834     --       46,934     --
   Realized gain (loss) on investments ...       (30,348)    --     (271,576)    --    (601,792)    --     (132,306)    --
   Change in unrealized gain (loss)
      on investments .....................        79,319     --     (282,745)    --    (371,242)    --       17,343     --
   Reinvested capital gains ..............         7,032     --       15,386     --      13,278     --        8,861     --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       163,165     --     (471,765)    --    (942,922)    --      (59,168)    --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       222,994     --      946,676     --     590,440     --      211,987     --
   Transfers between funds ...............    15,358,985     --   21,045,326     --   9,970,261     --    9,035,918     --
   Redemptions (note 3) ..................    (1,290,787)    --   (2,391,481)    --    (876,754)    --   (1,270,935)    --
   Annuity benefits ......................            --     --           --     --          --     --         (242)    --
   Annual contract maintenance charges
      (note 2) ...........................        (1,346)    --       (2,014)    --      (1,346)    --       (1,014)    --
   Contingent deferred sales charges
      (note 2) ...........................        (9,262)    --      (11,329)    --      (4,110)    --       (2,268)    --
   Adjustments to maintain reserves ......           (98)    --         (105)    --        (128)    --       (7,449)    --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---
         Net equity transactions .........    14,280,486     --   19,587,073     --   9,678,363     --    7,965,997     --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---

Net change in contract owners' equity ....    14,443,651     --   19,115,308     --   8,735,441     --    7,906,829     --
Contract owners' equity beginning
   of period .............................            --     --           --     --          --     --           --     --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---
Contract owners' equity end of period ....   $14,443,651     --   19,115,308     --   8,735,441     --    7,906,829     --
                                             ===========    ===   ==========    ===   =========    ===   ==========    ===

CHANGES IN UNITS:
   Beginning units .......................            --     --           --     --          --     --           --     --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---
   Units purchased .......................     1,567,109     --    2,325,773     --   1,096,227     --      930,660     --
   Units redeemed ........................      (111,366)    --     (207,733)    --     (78,050)    --     (100,325)    --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---
   Ending units ..........................     1,455,743     --    2,118,040     --   1,018,177     --      830,335     --
                                             ===========    ===   ==========    ===   =========    ===   ==========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITIntGro      GVITIntGro3        GVITMMultiSec               GVITMyMkt
                                               -----------------  -------------  ----------------------  --------------------------
                                                 2002      2001    2002    2001     2002        2001         2002          2001
                                               --------  -------  -------  ----  ----------  ----------  ------------  ------------
Investment activity:
   Net investment income (loss) ............   $ (3,095)  (3,005)  (3,324)   --     767,325     541,307    (1,277,011)   20,985,949
   Realized gain (loss) on investments .....     (9,540)  (5,889) (20,594)   --    (231,922)    (52,429)     (271,299)     (328,766)
   Change in unrealized gain (loss)
      on investments .......................    (41,737)   1,378  (37,448)   --     434,781    (245,446)      (32,086)      (10,038)
   Reinvested capital gains ................         --       --       --    --          --          --            --            --
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ........................    (54,372)  (7,516) (61,366)   --     970,184     243,432    (1,580,396)   20,647,145
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     23,111   20,268   45,883    --     918,736     524,757    48,387,997    53,323,586
   Transfers between funds .................    (47,008) 210,787  740,457    --   8,197,373   6,878,958   264,560,305   318,753,229
   Redemptions (note 3) ....................     (5,403) (33,125) (29,211)   --  (3,713,311) (2,344,252) (495,152,972) (362,275,152)
   Annuity benefits ........................         --       --       --    --        (868)         --       (55,294)      (56,250)
   Annual contract maintenance charges
      (note 2) .............................       (202)    (114)     (75)   --      (5,368)     (3,092)     (355,266)     (334,487)
   Contingent deferred sales charges
      (note 2) .............................        (49)    (943)     (59)   --     (17,855)    (18,476)   (2,792,055)   (3,059,396)
   Adjustments to maintain reserves ........         80      112       --    --      (1,600)        (36)       95,589        63,812
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
         Net equity transactions ...........    (29,471) 196,985  756,995    --   5,377,107   5,037,859  (185,311,696)    6,415,342
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------

Net change in contract owners'equity .......    (83,843) 189,469  695,629    --   6,347,291   5,281,291  (186,892,092)   27,062,487
Contract owners'equity beginning
   of period ...............................    227,067   37,598       --    --  13,121,043   7,839,752   942,950,863   915,888,376
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
Contract owners'equity end of period .......   $143,224  227,067  695,629    --  19,468,334  13,121,043   756,058,771   942,950,863
                                               ========  =======  =======   ===  ==========  ==========  ============  ============

CHANGES IN UNITS:
   Beginning units .........................     34,979    4,076       --    --   1,227,820     753,923    52,653,826    50,932,436
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
   Units purchased .........................      4,367   34,779   92,816    --     635,673     587,863    19,137,980     2,557,912
   Units redeemed ..........................     (9,901)  (3,876)  (3,209)   --    (142,688)   (113,966)  (30,280,489)     (836,522)
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
   Ending units ............................     29,445   34,979   89,607    --   1,720,805   1,227,820    41,511,317    52,653,826
                                               ========  =======  =======   ===  ==========  ==========  ============  ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITLead3             GVITSmCapGr
                                              -----------------   -----------------------
Investment activity:                             2002      2001      2002         2001
                                              ----------   ----   ----------   ----------
   Net investment income (loss) ...........   $    2,347)   --      (189,575)    (171,125)
   Realized gain (loss) on investments ....     (122,392)   --    (3,665,172)  (2,568,740)
   Change in unrealized gain (loss)
      on investments ......................      (40,907)   --    (2,508,514)   1,206,945
   Reinvested capital gains ...............           --    --            --           --
                                              ----------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     (165,646)   --    (6,363,261)  (1,532,920)
                                              ----------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............       97,032    --     1,101,873      815,658
   Transfers between funds ................    1,434,724    --      (263,029)  13,210,508
   Redemptions (note 3) ...................     (186,605)   --    (2,913,952)  (1,812,847)
   Annuity benefits .......................           --    --            --           --
   Annual contract maintenance charges
      (note 2) ............................         (394)   --        (6,947)      (5,031)
   Contingent deferred sales charges
      (note 2) ............................         (557)   --       (22,762)     (14,892)
   Adjustments to maintain reserves .......          895    --         2,638        3,382
                                              ----------   ---    ----------   ----------
         Net equity transactions ..........    1,345,095    --    (2,102,179)  12,196,778
                                              ----------   ---    ----------   ----------

   Net change in contract owners' equity ..    1,179,449    --    (8,465,440)  10,663,858
   Contract owners' equity beginning
      of period ...........................           --    --    19,637,745    8,973,887
                                              ----------   ---    ----------   ----------
   Contract owners' equity end of period ..   $1,179,449    --    11,172,305   19,637,745
                                              ==========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ........................           --    --     2,774,965    1,115,196
                                              ----------   ---    ----------   ----------
   Units purchased ........................      156,193    --       200,014    1,849,737
   Units redeemed .........................      (15,300)   --      (576,692)    (189,968)
                                              ----------   ---    ----------   ----------
   Ending units ...........................      140,893    --     2,398,287    2,774,965
                                              ==========   ===    ==========   ==========

                                                     GVITSmCapVal                 GVITSmComp
                                              --------------------------   -------------------------
Investment activity:                             2002           2001          2002           2001
                                              ------------   -----------   -----------   -----------
   Net investment income (loss) ...........     (2,359,664)   (2,312,766)   (3,198,218)   (3,720,884)
   Realized gain (loss) on investments ....    (38,815,488)      435,615   (34,039,183)  (33,921,214)
   Change in unrealized gain (loss)
      on investments ......................    (28,951,440)    9,856,905   (11,178,041)    8,532,676
   Reinvested capital gains ...............      4,631,104    15,891,349            --            --
                                              ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .......................    (65,495,488)   23,871,103   (48,415,442)  (29,109,422)
                                              ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............      8,463,979     6,872,616     8,505,005    10,694,880
   Transfers between funds ................    (18,400,885)  128,798,355   (12,859,322)   (6,377,842)
   Redemptions (note 3) ...................    (39,067,543)  (29,142,463)  (39,499,767)  (42,248,717)
   Annuity benefits .......................        (12,299)       (9,655)      (72,796)      (84,985)
   Annual contract maintenance charges
      (note 2) ............................        (86,343)      (63,165)     (122,028)     (127,945)
   Contingent deferred sales charges
      (note 2) ............................       (269,060)     (240,692)     (341,397)     (439,503)
   Adjustments to maintain reserves .......        (47,239)       (2,616)     (141,664)      (69,487)
                                              ------------   -----------   -----------   -----------
         Net equity transactions ..........    (49,419,390)  106,212,380   (44,531,969)  (38,653,599)
                                              ------------   -----------   -----------   -----------

   Net change in contract owners' equity ..   (114,914,878)  130,083,483   (92,947,411)  (67,763,021)
   Contract owners' equity beginning
      of period ...........................    226,831,552    96,748,069   280,681,329   348,444,350
                                              ------------   -----------   -----------   -----------
   Contract owners' equity end of period ..    111,916,674   226,831,552   187,733,918   280,681,329
                                              ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ........................     15,189,321     8,200,472    12,511,847    14,297,584
                                              ------------   -----------   -----------   -----------
   Units purchased ........................        822,689     8,224,624       436,768       503,491
   Units redeemed .........................     (5,585,866)   (1,235,775)   (2,688,862)   (2,289,228)
                                              ------------   -----------   -----------   -----------
   Ending units ...........................     10,426,144    15,189,321    10,259,753    12,511,847
                                              ============   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    GVITSMdCpGr                   GVITTotRt
                                             -------------------------   ---------------------------
Investment activity:                            2002          2001           2002           2001
                                             -----------   -----------   ------------   ------------
   Net investment income (loss)...........   $  (192,995)     (272,948)    (2,805,507)    (4,282,540)
   Realized gain (loss) on investments....    (8,309,659)  (17,897,820)  (106,751,648)   (45,905,020)
   Change in unrealized gain (loss)
      on investments......................       300,956     9,390,826      1,305,594    (80,049,573)
   Reinvested capital gains...............            --            --             --     18,995,468
                                             -----------   -----------   ------------   ------------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations........    (8,201,698)   (8,779,942)  (108,251,561)  (111,241,665)
                                             -----------   -----------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............       890,430     1,114,179     16,206,775     24,607,440
   Transfers between funds................     2,517,771   (15,327,508)   (29,731,820)   (38,498,349)
   Redemptions (note 3)...................    (2,959,531)   (3,426,847)   (88,851,397)  (110,217,090)
   Annuity benefits.......................            --            --       (182,360)      (209,486)
   Annual contract maintenance charges
      (note 2)............................        (7,123)       (6,195)      (392,578)      (433,694)
   Contingent deferred sales charges
      (note 2)............................       (23,332)      (26,214)      (694,896)    (1,085,377)
   Adjustments to maintain reserves.......        (2,449)         (972)       (22,581)       (75,364)
                                             -----------   -----------   ------------   ------------
         Net equity transactions..........       415,766   (17,673,557)  (103,668,857)  (125,911,920)
                                             -----------   -----------   ------------   ------------

Net change in contract owners' equity.....    (7,785,932)  (26,453,499)  (211,920,418)  (237,153,585)
Contract owners' equity beginning
   of period..............................    16,970,225    43,423,724    634,164,345    871,317,930
                                             -----------   -----------   ------------   ------------
Contract owners' equity end of period.....   $ 9,184,293    16,970,225    422,243,927    634,164,345
                                             ===========   ===========   ============   ============

CHANGES IN UNITS:
   Beginning units........................     3,055,759     5,375,674     17,661,402     21,330,800
                                             -----------   -----------   ------------   ------------
   Units purchased........................     2,209,740       146,529        587,200        727,548
   Units redeemed.........................    (2,604,601)   (2,466,444)    (4,296,476)    (4,396,946)
                                             -----------   -----------   ------------   ------------
   Ending units...........................     2,660,898     3,055,759     13,952,126     17,661,402
                                             ===========   ===========   ============   ============

                                                   GVITTGroFoc           GVITTGroFoc3
                                             -----------------------   ----------------
Investment activity:                            2002         2001         2002     2001
                                             ----------   ----------   ---------   ----
   Net investment income (loss)...........      (30,212)     (63,042)     (4,589)   --
   Realized gain (loss) on investments....   (1,050,131)  (2,791,433)    (33,006)   --
   Change in unrealized gain (loss)
      on investments......................     (430,853)     155,614    (124,283)   --
   Reinvested capital gains...............           --           --          --    --
                                             ----------   ----------   ---------   ----
      Net increase (decrease) in
         contract owners' equity
         resulting from operations........   (1,511,196)  (2,698,861)   (161,878)   --
                                             ----------   ----------   ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............       52,989      117,774      55,400    --
   Transfers between funds................   (1,339,964)   5,526,691   1,232,198    --
   Redemptions (note 3)...................     (503,572)    (677,754)   (141,665)   --
   Annuity benefits.......................           --           --          --    --
   Annual contract maintenance charges
      (note 2)............................       (1,170)      (1,409)       (144)   --
   Contingent deferred sales charges
      (note 2)............................       (3,602)      (2,960)       (118)   --
   Adjustments to maintain reserves.......       (1,945)      (1,127)         44    --
                                             ----------   ----------   ---------   ----
         Net equity transactions..........   (1,797,264)   4,961,215   1,145,715    --
                                             ----------   ----------   ---------   ----

Net change in contract owners' equity.....   (3,308,460)   2,262,354     983,837    --
Contract owners' equity beginning
   of period..............................    4,320,795    2,058,441          --    --
                                             ----------   ----------   ---------   ----
Contract owners' equity end of period.....    1,012,335    4,320,795     983,837    --
                                             ==========   ==========   =========   ====

CHANGES IN UNITS:
   Beginning units........................    1,136,075      325,514          --    --
                                             ----------   ----------   ---------   ----
   Units purchased........................       19,656      897,455     144,455    --
   Units redeemed.........................     (683,842)     (86,894)    (13,027)   --
                                             ----------   ----------   ---------   ----
   Ending units...........................      471,889    1,136,075     131,428    --
                                             ==========   ==========   =========   ====

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITUSGro3             JanCapAp
                                               ---------------   -------------------------
Investment activity:                             2002     2001      2002          2001
                                               --------   ----   -----------   -----------
   Net investment income (loss) ............   $ (1,164)   --       (472,951)     (317,512)
   Realized gain (loss) on investments .....      2,479    --     (9,403,059)  (21,120,984)
   Change in unrealized gain (loss)
      on investments .......................    (18,595)   --      1,217,075     2,869,732
   Reinvested capital gains ................         --    --             --            --
                                               --------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (17,280)   --     (8,658,935)  (18,568,764)
                                               --------   ---    -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     35,292    --      3,348,373     5,704,500
   Transfers between funds .................    301,377    --    (10,023,630)   11,372,530
   Redemptions (note 3) ....................     (6,396)   --     (8,212,602)   (7,694,198)
   Annuity benefits ........................         --    --           (933)           --
   Annual contract maintenance charges
      (note 2) .............................        (25)   --        (28,918)      (27,438)
   Contingent deferred sales charges
      (note 2) .............................         --    --        (74,513)      (75,015)
   Adjustments to maintain reserves ........        465    --        (16,659)          526
                                               --------   ---    -----------   -----------
         Net equity transactions ...........    330,713    --    (15,008,882)    9,280,905
                                               --------   ---    -----------   -----------

Net change in contract owners' equity ......    313,433    --    (23,667,817)   (9,287,859)
Contract owners' equity beginning
   of period ...............................         --    --     57,900,987    67,188,846
                                               --------   ---    -----------   -----------
Contract owners' equity end of period ......   $313,433    --     34,233,170    57,900,987
                                               ========   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units .........................         --    --      9,548,813     8,545,715
                                               --------   ---    -----------   -----------
   Units purchased .........................     39,040    --        616,734     1,314,671
   Units redeemed ..........................       (715)   --     (3,358,910)     (311,573)
                                               --------   ---    -----------   -----------
   Ending units ............................     38,325    --      6,806,637     9,548,813
                                               ========   ===    ===========   ===========

                                                  JanGlTechS2             JanGlTech
                                               ----------------   -------------------------
                                                  2002     2001      2002          2001
                                               ---------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ............     (14,701)   --       (217,719)     (258,390)
   Realized gain (loss) on investments .....    (112,633)   --     (2,549,892)  (39,815,262)
   Change in unrealized gain (loss)
      on investments .......................    (294,761)   --     (6,895,285)   20,298,330
   Reinvested capital gains ................          --    --             --            --
                                               ---------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (422,095)   --     (9,662,896)  (19,775,322)
                                               ---------   ---    -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............   1,097,638    --        783,584     3,650,706
   Transfers between funds .................   1,827,712    --    (11,308,076)    7,051,234
   Redemptions (note 3) ....................    (156,266)   --     (2,845,960)   (3,999,636)
   Annuity benefits ........................          --    --             --            --
   Annual contract maintenance charges
      (note 2) .............................        (943)   --        (12,150)      (15,303)
   Contingent deferred sales charges
      (note 2) .............................      (1,411)   --        (27,420)      (43,404)
   Adjustments to maintain reserves ........       1,092    --         14,982         2,933
                                               ---------   ---    -----------   -----------
         Net equity transactions ...........   2,767,822    --    (13,395,040)    6,646,530
                                               ---------   ---    -----------   -----------

Net change in contract owners' equity ......   2,345,727    --    (23,057,936)  (13,128,792)
Contract owners' equity beginning
   of period ...............................          --    --     31,652,697    44,781,489
                                               ---------   ---    -----------   -----------
Contract owners' equity end of period ......   2,345,727    --      8,594,761    31,652,697
                                               =========   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units .........................          --    --      7,619,692     6,665,928
                                               ---------   ---    -----------   -----------
   Units purchased .........................     347,546    --        238,504     1,213,240
   Units redeemed ..........................     (16,773)   --     (4,308,141)     (259,476)
                                               ---------   ---    -----------   -----------
   Ending units ............................     330,773    --      3,550,055     7,619,692
                                               =========   ===    ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               JanIntGroS2              JanIntGro
                                            -----------------   -------------------------
Investment activity:                           2002      2001      2002          2001
                                            ----------   ----   -----------   -----------
   Net investment income (loss) .........   $  (20,885)   --       (185,050)     (263,753)
   Realized gain (loss) on investments ..     (112,943)   --     (1,182,350)  (15,953,793)
   Change in unrealized gain (loss)
      on investments ....................     (571,741)   --     (5,371,455)    5,043,862
   Reinvested capital gains .............           --    --             --            --
                                            ----------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (705,569)   --     (6,738,855)  (11,173,684)
                                            ----------   ---    -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,379,459    --        991,653     3,765,579
   Transfers between funds ..............    4,729,527    --     (8,829,733)    2,105,291
   Redemptions (note 3) .................     (401,597)   --     (4,613,482)   (5,479,762)
   Annuity benefits .....................           --    --         (3,116)       (5,500)
   Annual contract maintenance charges
      (note 2) ..........................       (1,497)   --        (15,583)      (16,780)
   Contingent deferred sales charges
      (note 2) ..........................       (4,092)   --        (38,040)      (54,051)
   Adjustments to maintain reserves .....        7,947    --        (14,435)       27,327
                                            ----------   ---    -----------   -----------
         Net equity transactions ........    5,709,747    --    (12,522,736)      342,104
                                            ----------   ---    -----------   -----------

Net change in contract owners' equity ...    5,004,178    --    (19,261,591)  (10,831,580)
Contract owners' equity beginning
   of period ............................           --    --     33,109,312    43,940,892
                                            ----------   ---    -----------   -----------
Contract owners' equity end of period ...   $5,004,178    --     13,847,721    33,109,312
                                            ==========   ===    ===========   ===========

CHANGES IN UNITS:

   Beginning units ......................           --    --      5,559,505     5,575,706
                                            ----------   ---    -----------   -----------
   Units purchased ......................      686,572    --        189,995       210,789
   Units redeemed .......................      (39,890)   --     (2,575,640)     (226,990)
                                            ----------   ---    -----------   -----------
   Ending units .........................      646,682    --      3,173,860     5,559,505
                                            ==========   ===    ===========   ===========

                                                      NBAMTGro                  NBAMTGuard
                                            ---------------------------   ------------------------
Investment activity:                            2002           2001          2002          2001
                                            ------------   ------------   -----------   ----------
   Net investment income (loss) .........     (2,842,611)    (4,988,905)     (202,796)    (439,975)
   Realized gain (loss) on investments ..   (121,071,509)  (363,798,481)   (7,200,419)  (3,074,706)
   Change in unrealized gain (loss)
      on investments ....................     36,480,230      8,220,672    (4,349,844)  (2,463,476)
   Reinvested capital gains .............             --    198,293,271            --    3,537,781
                                            ------------   ------------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (87,433,890)  (162,273,443)  (11,753,059)  (2,440,376)
                                            ------------   ------------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      9,160,040     14,026,066     1,736,490    1,966,251
   Transfers between funds ..............    (36,470,803)   (48,378,512)   (3,599,939)  17,409,891
   Redemptions (note 3) .................    (37,225,958)   (57,149,283)   (8,548,445)  (8,522,657)
   Annuity benefits .....................        (64,637)       (97,392)       (2,707)          --
   Annual contract maintenance charges
      (note 2) ..........................       (161,539)      (207,185)      (18,032)     (19,961)
   Contingent deferred sales charges
      (note 2) ..........................       (241,513)      (421,197)      (68,356)     (72,621)
   Adjustments to maintain reserves .....         60,077     (2,801,335)         (792)      18,839
                                            ------------   ------------   -----------   ----------
         Net equity transactions ........    (64,944,333)   (95,028,838)  (10,501,781)  10,779,742
                                            ------------   ------------   -----------   ----------

Net change in contract owners' equity ...   (152,378,223)  (257,302,281)  (22,254,840)   8,339,366
Contract owners' equity beginning
   of period ............................    306,397,504    563,699,785    45,734,504   37,395,138
                                            ------------   ------------   -----------   ----------
Contract owners' equity end of period ...    154,019,281    306,397,504    23,479,664   45,734,504
                                            ============   ============   ===========   ==========

CHANGES IN UNITS:

   Beginning units ......................     10,799,050     13,936,460     4,484,103    3,562,208
                                            ------------   ------------   -----------   ----------
   Units purchased ......................        440,138        480,926       218,837    1,203,519
   Units redeemed .......................     (3,541,124)    (3,618,336)   (1,530,981)    (281,624)
                                            ------------   ------------   -----------   ----------
   Ending units .........................      7,698,064     10,799,050     3,171,959    4,484,103
                                            ============   ============   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     NBAMTLMat                    NBAMTPart
                                            --------------------------   --------------------------
                                                2002          2001          2002           2001
                                            ------------   -----------   ------------   -----------
Investment activity:
   Net investment income (loss) .........   $  4,469,410     5,464,292     (1,975,456)   (3,209,042)
   Realized gain (loss) on investments ..      1,924,856    (2,396,985)   (39,088,788)  (31,519,114)
   Change in unrealized gain (loss)
      on investments ....................     (1,025,342)    5,456,547    (31,634,937)    4,790,368
   Reinvested capital gains .............             --            --             --    13,023,030
                                            ------------   -----------   ------------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      5,368,924     8,523,854    (72,699,181)  (16,914,758)
                                            ------------   -----------   ------------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      4,861,979     3,851,164      7,877,419    11,492,775
   Transfers between funds ..............     32,117,289    27,239,745    (16,365,182)  (14,026,961)
   Redemptions (note 3) .................    (31,863,268)  (26,051,983)   (38,963,465)  (49,081,721)
   Annuity benefits .....................        (42,770)      (40,735)       (74,655)      (84,435)
   Annual contract maintenance charges
      (note 2) ..........................        (50,573)      (43,951)      (126,464)     (140,819)
   Contingent deferred sales charges
      (note 2) ..........................       (159,605)     (154,426)      (355,975)     (608,149)
   Adjustments to maintain reserves .....            502       105,183        (15,958)       (3,260)
                                            ------------   -----------   ------------   -----------
         Net equity transactions ........      4,863,554     4,904,997    (48,024,280)  (52,452,570)
                                            ------------   -----------   ------------   -----------

Net change in contract owners' equity ...     10,232,478    13,428,851   (120,723,461   (69,367,328)
Contract owners' equity beginning
   of period ............................    132,544,921   119,116,070    307,141,720   376,509,048
                                            ------------   -----------   ------------   -----------
Contract owners' equity end of period ...   $142,777,399   132,544,921    186,418,259   307,141,720
                                            ============   ===========   ============   ===========

CHANGES IN UNITS:
   Beginning units ......................      8,080,794     7,529,063     13,271,405    15,596,919
                                            ------------   -----------   ------------   -----------
   Units purchased ......................        259,848       803,270        416,331       517,798
   Units redeemed .......................        (82,216)     (251,539)    (2,924,194)   (2,843,312)
                                            ------------   -----------   ------------   -----------
   Ending units .........................      8,258,426     8,080,794     10,763,542    13,271,405
                                            ============   ===========   ============   ===========

                                                    OppAggGro                    OppBdFd
                                            -------------------------   -------------------------
                                               2002          2001            2002        2001
                                            -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) .........      (151,162)     (141,674)   15,316,476    15,440,562
   Realized gain (loss) on investments ..    (9,095,906)  (61,945,589)  (10,953,722)   (6,389,828)
   Change in unrealized gain (loss)
      on investments ....................       174,629    30,319,868    13,114,967     6,030,326
   Reinvested capital gains .............            --     8,477,879            --            --
                                            -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (9,072,439)  (23,289,516)   17,477,721    15,081,060
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,924,488     4,942,600     7,696,362     8,500,638
   Transfers between funds ..............    (7,327,562)  (27,533,758)   15,604,224    40,776,617
   Redemptions (note 3) .................    (4,471,576)   (8,087,383)  (56,522,427)  (46,300,141)
   Annuity benefits .....................        (1,104)           --       (51,016)      (75,824)
   Annual contract maintenance charges
      (note 2) ..........................       (22,385)      (26,399)      (95,340)      (85,306)
   Contingent deferred sales charges
      (note 2) ..........................       (41,781)      (69,342)     (398,734)     (429,035)
   Adjustments to maintain reserves .....        (5,027)       66,516       151,768         4,927
                                            -----------   -----------   -----------   -----------
         Net equity transactions ........    (8,944,947)  (30,707,766)  (33,615,163)    2,391,876
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...   (18,017,386)  (53,997,282)  (16,137,442)   17,472,936
Contract owners' equity beginning
   of period ............................    36,678,338    90,675,620   263,454,995   245,982,059
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...    18,660,952    36,678,338   247,317,553   263,454,995
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     6,975,880    11,693,759    15,690,317    15,613,184
                                            -----------   -----------   -----------   -----------
   Units purchased ......................       657,447       760,094     1,461,651       114,498
   Units redeemed .......................    (2,652,535)   (5,477,973)   (3,545,665)      (37,365)
                                            -----------   -----------   -----------   -----------
   Ending units .........................     4,980,792     6,975,880    13,606,303    15,690,317
                                            ===========   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      OppCapAp                      OppGlSec
                                             --------------------------   ---------------------------
Investment activity:                             2002           2001           2002           2001
                                             ------------   -----------   ------------   ------------
   Net investment income (loss) .........   $  (1,313,513)   (1,928,314)    (3,643,582)    (3,811,124)
   Realized gain (loss) on investments ..     (87,173,894)  (20,522,762)  (166,882,796)    23,327,591
   Change in unrealized gain (loss)
      on investments ....................      22,283,716   (51,979,681)    49,178,238   (213,722,128)
   Reinvested capital gains .............              --    28,211,592             --     90,344,262
                                            -------------   -----------   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (66,203,691)  (46,219,165)  (121,348,140)  (103,861,399)
                                            -------------   -----------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      10,751,517    15,138,058     16,262,566     21,329,171
   Transfers between funds ..............     (18,561,251)  (12,795,521)   (17,123,557)   (29,143,488)
   Redemptions (note 3) .................     (35,203,964)  (37,568,517)   (87,687,082)  (104,586,710)
   Annuity benefits .....................         (34,935)      (34,952)      (138,490)      (168,231)
   Annual contract maintenance charges
      (note 2) ..........................        (117,603)     (131,843)      (217,899)      (239,147)
   Contingent deferred sales charges
      (note 2) ..........................        (330,530)     (386,490)      (620,813)      (899,446)
   Adjustments to maintain reserves .....         (44,794)      173,325        (75,111)        18,047
                                            -------------   -----------   ------------   ------------
         Net equity transactions ........     (43,541,560)  (35,605,940)   (89,600,386)  (113,689,804)
                                            -------------   ------------  ------------   ------------

Net change in contract owners' equity ...    (109,745,251)  (81,825,105)  (210,948,526)  (217,551,203)
Contract owners' equity beginning
   of period ............................     247,392,834   329,217,939    571,936,327    789,487,530
                                            -------------   -----------   ------------   ------------
Contract owners' equity end of period ...   $ 137,647,583   247,392,834    360,987,801    571,936,327
                                            =============   ===========   ============   ============

CHANGES IN UNITS:
   Beginning units ......................      16,326,806    18,754,596     23,483,483     28,160,751
                                            -------------   -----------   ------------   ------------
   Units purchased ......................         935,711     1,043,322        779,424        887,557
   Units redeemed .......................      (4,679,221)   (3,471,112)    (5,023,315)    (5,564,825)
                                            -------------   -----------   ------------   ------------
   Ending units .........................      12,583,296    16,326,806     19,239,592     23,483,483
                                            =============   ===========   ============   ============

                                                    OppMSGrInc                 OppMultStr
                                            ------------------------   -------------------------
Investment activity:                             2002        2001          2002          2001
                                            -----------   ----------   -----------   -----------
   Net investment income (loss) .........      (149,523)    (178,541)    4,952,657     6,500,458
   Realized gain (loss) on investments ..    (3,459,815)  (1,233,256)   (8,357,297)    2,674,898
   Change in unrealized gain (loss)
      on investments ....................    (1,958,754)    (666,772)  (26,760,024)  (21,319,560)
   Reinvested capital gains .............            --           --     3,191,289    13,422,366
                                            -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (5,568,092)  (2,078,569)  (26,973,375)    1,278,162
                                            -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,637,856    2,922,255     6,063,291     7,815,482
   Transfers between funds ..............     6,648,309   12,877,924   (16,424,831)   12,451,190
   Redemptions (note 3) .................    (4,837,876)  (3,390,699)  (37,557,178)  (44,014,061)
   Annuity benefits .....................          (401)          --       (68,112)      (74,741)
   Annual contract maintenance charges
      (note 2) ..........................       (13,470)      (7,189)     (103,252)     (109,928)
   Contingent deferred sales charges
      (note 2) ..........................       (35,971)     (35,902)     (242,043)     (367,577)
   Adjustments to maintain reserves .....        (2,910)       1,442       (36,432)       (1,827)
                                            -----------   ----------   -----------   -----------
         Net equity transactions ........     4,395,537   12,367,831   (48,368,557)  (24,301,462)
                                            -----------   ----------   -----------   -----------

Net change in contract owners' equity ...    (1,172,555)  10,289,262   (75,341,932)  (23,023,300)
Contract owners' equity beginning
   of period ............................    23,454,073   13,164,811   245,423,190   268,446,490
                                            -----------   ----------   -----------   -----------
Contract owners' equity end of period ...    22,281,518   23,454,073   170,081,258   245,423,190
                                            ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     2,949,192    1,467,079    11,167,226    12,317,917
                                            -----------   ----------   -----------   -----------
   Units purchased ......................       735,359    1,743,977       315,860       982,031
   Units redeemed .......................      (187,617)    (261,864)   (2,812,132)   (2,132,722)
                                            -----------   ----------   -----------   -----------
   Ending units .........................     3,496,934    2,949,192     8,670,954    11,167,226
                                            ===========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           StOpp2                       StDisc2
                                               -----------------------------   --------------------------
Investment activity:                                2002            2001           2002           2001
                                               --------------   ------------   ------------   -----------
   Net investment income (loss).............   $   (5,443,878)    (5,854,796)    (1,202,655)     (722,287)
   Realized gain (loss) on investments .....      (57,765,249)    25,760,670       (484,692)   (6,058,275)
   Change in unrealized gain (loss)
      on investments........................     (130,843,865)  (171,004,754)   (11,359,777)  (12,015,504)
   Reinvested capital gains.................        9,132,152    109,245,448             --    20,374,721
                                               --------------   ------------   ------------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.........................     (184,920,840)   (41,853,432)   (13,047,124)    1,578,655
                                               --------------   ------------   ------------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)..............       18,648,537     22,864,601      2,342,913     2,975,412
   Transfers between funds..................      (44,862,323)    10,010,347     (5,818,095)    1,453,029
   Redemptions (note 3).....................      (98,273,753)  (127,338,091)   (15,658,694)  (17,907,309)
   Annuity benefits.........................          (87,177)      (105,003)       (18,817)      (21,747)
   Annual contract maintenance charges
      (note 2)..............................         (297,062)      (331,383)       (56,517)      (58,622)
   Contingent deferred sales charges
      (note 2)..............................         (597,866)      (891,603)       (96,973)     (135,803)
   Adjustments to maintain reserves                  (405,159)        12,746        406,844        (2,209)
                                               --------------   ------------   ------------   -----------
         Net equity transactions............     (125,874,803)   (95,778,386)   (18,899,339)  (13,697,249)
                                               --------------   ------------   ------------   -----------

Net change in contract owners' equity ......     (310,795,643)  (137,631,818)   (31,946,463)  (12,118,594)
Contract owners' equity beginning
   of period ...............................      714,759,020    852,390,838    105,768,448   117,887,042
                                               --------------   ------------   ------------   -----------
Contract owners' equity end of period.......   $  403,963,377    714,759,020     73,821,985   105,768,448
                                               ==============   ============   ============   ===========

CHANGES IN UNITS:
   Beginning units..........................       20,735,773     23,556,579      5,530,289     6,350,092
                                               --------------   ------------   ------------   -----------
   Units purchased..........................          692,910        981,693        136,854       269,344
   Units redeemed...........................       (5,318,399)    (3,802,499)    (1,254,496)   (1,089,147)
                                               --------------   ------------   ------------   -----------
   Ending units.............................       16,110,284     20,735,773      4,412,647     5,530,289
                                               ==============   ============   ============   ===========

                                                       StIntStk2                    VEWrldBd
                                               -------------------------   --------------------------
Investment activity:                               2002          2001          2002          2001
                                               -----------   -----------   -----------   ------------
   Net investment income (loss).............       367,224      (438,425)     (641,866)     1,529,622
   Realized gain (loss) on investments .....    (4,486,683)  (11,922,240)    3,580,388     (1,280,625)
   Change in unrealized gain (loss)
      on investments........................      (479,726)    3,163,891     5,464,887     (3,167,993)
   Reinvested capital gains.................            --     1,395,153            --             --
                                               -----------   -----------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.........................    (4,599,185)   (7,801,621)    8,403,409     (2,918,996)
                                               -----------   -----------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)..............       881,852     1,359,085     1,473,739        969,678
   Transfers between funds..................    (1,868,665)   (6,388,182)   25,779,192    (10,732,118)
   Redemptions (note 3).....................    (4,328,830)   (4,357,135)  (10,735,380)    (7,980,525)
   Annuity benefits.........................        (2,952)       (4,563)      (19,265)       (20,863)
   Annual contract maintenance charges
      (note 2)..............................       (12,150)      (15,496)      (23,865)       (20,001)
   Contingent deferred sales charges
      (note 2)..............................       (35,587)      (51,925)      (57,983)       (60,594)
   Adjustments to maintain reserves ........         1,790         6,432        (5,907)        10,131
                                               -----------   -----------   -----------   ------------
         Net equity transactions............    (5,364,542)   (9,451,784)   16,410,531    (17,834,292)
                                               -----------   -----------   -----------   ------------

Net change in contract owners' equity ......    (9,963,727)  (17,253,405)   24,813,940    (20,753,288)
Contract owners' equity beginning
   of period ...............................    24,583,426    41,836,831    37,771,911     58,525,199
                                               -----------   -----------   -----------   ------------
Contract owners' equity end of period.......    14,619,699    24,583,426    62,585,851     37,771,911
                                               ===========   ===========   ===========   ============

CHANGES IN UNITS:
   Beginning units..........................     3,252,169     4,251,346     2,997,727      4,384,244
                                               -----------   -----------   -----------   ------------
   Units purchased..........................        96,850       144,676     1,461,091         75,775
   Units redeemed...........................      (680,640)   (1,143,853)     (321,925)    (1,462,292)
                                               -----------   -----------   -----------   ------------
   Ending units.............................     2,668,379     3,252,169     4,136,893      2,997,727
                                               ===========   ===========   ===========   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       VEWrldEMkt                VEWrldHAs
                                               -------------------------   ------------------------
Investment activity:                              2002          2001           2002        2001
                                               -----------   -----------   ----------   -----------
   Net investment income (loss) ............   $  (550,476)     (628,845)    (239,293)      (54,520)
   Realized gain (loss) on investments .....     1,532,116   (11,217,331)  (1,348,889)   (2,871,909)
   Change in unrealized gain (loss)
      on investments .......................    (3,642,668)    9,410,111   (1,009,106)   (3,111,337)
   Reinvested capital gains ................            --            --           --            --
                                               -----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (2,661,028)   (2,436,065)  (2,597,288)   (6,037,766)
                                               -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     2,030,872     2,415,641    1,308,314     1,224,816
   Transfers between funds .................     2,639,719     1,049,739   10,844,973    (5,504,013)
   Redemptions (note 3) ....................    (8,935,335)   (5,947,287)  (7,216,364)   (6,605,810)
   Annuity benefits ........................       (10,545)       (9,710)      (9,422)      (10,646)
   Annual contract maintenance charges
      (note 2) .............................       (28,358)      (26,071)     (25,910)      (26,582)
   Contingent deferred sales charges
      (note 2) .............................       (75,632)      (66,788)     (45,258)      (53,329)
   Adjustments to maintain reserves ........        (5,812)      (17,910)       9,438        (7,803)
                                               -----------   -----------   ----------   -----------
         Net equity transactions ...........    (4,385,091)   (2,602,386)   4,865,771   (10,983,367)
                                               -----------   -----------   ----------   -----------

Net change in contract owners' equity ......    (7,046,119)   (5,038,451)   2,268,483   (17,021,133)
Contract owners' equity beginning
   of period ...............................    42,891,637    47,930,088   35,871,527    52,892,660
                                               -----------   -----------   ----------   -----------
Contract owners' equity end of period ......   $35,845,518    42,891,637   38,140,010    35,871,527
                                               ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .........................     6,836,908     7,394,989    3,093,490     4,035,756
                                               -----------   -----------   ----------   -----------
   Units purchased .........................       955,912       779,224      507,404       106,027
   Units redeemed ..........................    (1,828,761)   (1,337,305)    (137,727)   (1,048,293)
                                               -----------   -----------   ----------   -----------
   Ending units ............................     5,964,059     6,836,908    3,463,167     3,093,490
                                               ===========   ===========   ==========   ===========

                                                        VKEmMkt                 VKUSRealEst
                                               ------------------------   -------------------------
Investment activity:                              2002         2001          2002          2001
                                               ----------   -----------   -----------   -----------
   Net investment income (loss) ............      847,093       749,529     2,158,136     3,096,430
   Realized gain (loss) on investments .....     (337,075)     (566,159)    3,233,926     3,571,336
   Change in unrealized gain (loss)
      on investments .......................      142,646       550,963   (14,119,978)      896,242
   Reinvested capital gains ................           --            --     3,084,769     1,068,776
                                               ----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      652,664       734,333    (5,643,147)    8,632,784
                                               ----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      604,970       452,752     4,866,746     3,661,129
   Transfers between funds .................    7,162,695       158,808    25,129,173    13,753,415
   Redemptions (note 3) ....................   (2,837,586)   (2,146,346)  (27,295,137)  (18,073,860)
   Annuity benefits ........................       (2,884)       (2,857)      (16,428)      (14,173)
   Annual contract maintenance charges
      (note 2) .............................       (7,781)       (5,037)      (58,842)      (44,133)
   Contingent deferred sales charges
      (note 2) .............................      (27,283)      (43,952)     (182,538)     (168,794)
   Adjustments to maintain reserves ........       (6,825)      (12,486)      (19,317)      (41,978)
                                               ----------   -----------   -----------   -----------
         Net equity transactions ...........    4,885,306    (1,599,118)    2,423,657      (928,394)
                                               ----------   -----------   -----------   -----------

Net change in contract owners' equity ......    5,537,970      (864,785)   (3,219,490)    7,704,390
Contract owners' equity beginning
   of period ...............................    9,974,855    10,839,640   130,439,961   122,735,571
                                               ----------   -----------   -----------   -----------
Contract owners' equity end of period ......   15,512,825     9,974,855   127,220,471   130,439,961
                                               ==========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .........................      945,006     1,115,156     6,412,848     6,536,816
                                               ----------   -----------   -----------   -----------
   Units purchased .........................      529,389        67,799       217,460     3,274,373
   Units redeemed ..........................     (111,746)     (237,949)     (241,340)   (3,398,341)
                                               ----------   -----------   -----------   -----------
   Ending units ............................    1,362,649       945,006     6,388,968     6,412,848
                                               ==========   ===========   ===========   ===========

See accompanying notes to financial statements.

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II

                          NOTES TO FINANCIAL STATEMENTS

                            December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981.The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP):
                American Century VP - Balanced Fund - Class I (ACVPBal)
                American Century VP - Capital Appreciation Fund - Class I
                   (ACVPCapAp)
                American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

             Portfolios of the American Variable Insurance Series
                (American VIS);
                American VIS - Growth Fund - Class I (AmerGro)
                American VIS - High-Yield Bond Fund - Class I (AmerHiYld) American VIS - U.S.Government/AAA-Rated Securities Fund -
                   Class I (AmerUSGvt)

             Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
                Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

             Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

             The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

             Dreyfus Stock Index Fund (DryStkIx)

             Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)
                Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                   (DryVIFGrInc)

             Portfolio of the Federated Insurance Series (Federated IS);
                Federated IS - Federated Quality Bond Fund II - Primary Shares
                   (FedQualBd)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

             Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                   (FidVIPEI)
                Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio - Initial Class
                   (FidVIPHI)
                Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv) Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                   (FidVIPOvR)

             Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);
                Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                   (FidVIPAM)
                Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                   (FidVIPCon)

             Portfolios of the Fidelity(R) Variable Insurance Products Fund III
                (Fidelity(R) VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                   Class (FidVIPGrOp)
                Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
                   (FidVIPVaIS)

             Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
                Account Trust);
                Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                   (GVITDMidCapI)
                Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Global Financial Services Fund - Class III
                   (GVITGlFin3)
                Gartmore GVIT Global Health Sciences Fund - Class III
                   (GVITGlHlth3)
                Gartmore GVIT Global Technology and Communications Fund -
                   Class I (GVITGlTech)
                Gartmore GVIT Global Technology and Communications Fund -
                   Class III (GVITGlTech3)
                Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (formerly Capital
                   Appreciation Fund) (GVITGrowth)
                Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                Gartmore GVIT ID Conservative Fund (GVITIDCon)
                Gartmore GVIT ID Moderate Fund (GVITIDMod)
                Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III
                   (GVITIntGro3)
                Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                   (GVITMMultiSec)
                Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III
                   (GVITTGroFoc3)
                Gartmore GVIT U.S.Growth Leaders Fund - Class III (GVITUSGro3)

             Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                Janus AS - Global Technology Portfolio - Service II Shares
                   (JanGlTechS2)
                Janus AS - Global Technology Portfolio - Service Shares
                   (JanGlTech)
                Janus AS - International Growth Portfolio - Service II Shares
                   (JanIntGroS2)
                Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)

             Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro) \ Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                   (NBAMTGuard)
                Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
                   (NBAMTLMat)
                Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
                  (OppCapAp)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
                  (OppMSGrInc)

               Oppenheimer Multiple Strategies Fund/VA - Initial Class
                  (OppMultStr)

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolios of the Strong Variable Insurance Funds, Inc.
                  (Strong VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)

               Portfolios of the Van Eck Worldwide Insurance Trust
                  (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Universal Institutional Funds
                  (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - U.S.Real Estate Portfolio - Class A
                     (VKUSRealEst)

          At December 31, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered.For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision AnnuitySM contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively;and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

     The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2002.

                            Total        ACVPBal    ACVPCapAp    ACVPIncGr    ACVPInt
                         ------------   ---------   ----------   ---------   ---------
     0.80%............   $    234,220       2,210        2,738        555        2,589
     1.30%............     91,328,193     834,536    1,748,787    353,646      925,476
     1.40%............     72,835,692     814,008      694,492    354,884      908,880
                         ------------   ---------    ---------    -------    ---------
        Totals .......   $164,398,105   1,650,754    2,446,017    709,085    1,836,945
                         ============   =========    =========    =======    =========

                         ACVPInt3   ACVPUltra     ACVPVal   AmerGro   AmerHiYld
                         --------   ---------   ---------   -------   ---------
     0.80%............   $    256          7        3,459        --         --
     1.30%............     49,074      3,070    1,216,637   264,001     18,660
     1.40%............     52,305      4,160    1,293,232        --         --
                         --------      -----    ---------   -------     ------
        Totals .......   $101,635      7,237    2,513,328   264,001     18,660
                         ========      =====    =========   =======     ======

                         AmerUSGvt   CSGPVen   CSIntFoc    CSSmCapGr   DrySmCapIxS
                         ---------   -------   ---------   ---------   -----------
     0.80%............    $    --        238         451       3,382           8
     1.30%............     41,129     86,216     473,766   1,149,288       7,447
     1.40%............         --     58,409     622,236   1,025,637       6,162
                          -------    -------   ---------   ---------      ------
        Totals........    $41,129    144,863   1,096,453   2,178,307      13,617
                          =======    =======   =========   =========      ======

                          DrySRGro     DryStkIx    DryVIFApp   DryVIFGrInc   FedQualBd
                         ----------   ----------   ---------   -----------   ---------
     0.80%............   $    4,423       16,424       2,598       1,793           76
     1.30%............    1,289,665    5,947,845     639,621     380,503       47,521
     1.40%............      883,766    6,687,487     574,623     493,630       72,006
                         ----------   ----------   ---------     -------      -------
        Totals........   $2,177,854   12,651,756   1,216,842     875,926      119,603
                         ==========   ==========   =========     =======      =======

                          FidVIPEI      FidVIPGr    FidVIPHI    FidVIPOv    FidVIPOvR
                         -----------   ----------   ---------   ---------   ---------
     0.80%............   $    10,991       16,671       1,671         681         98
     1.30%............     9,853,256   13,059,336   1,451,951   2,213,205     55,918
     1.40%............     8,064,046    6,655,949   1,677,588     893,639     47,576
                         -----------   ----------   ---------   ---------    -------
        Totals........   $17,928,293   19,731,956   3,131,210   3,107,525    103,592
                         ===========   ==========   =========   =========    =======

                          FidVIPAM    FidVIPCon    FidVIPGrOp   FidVIPVaIS   GVITDMidCapI
                         ----------   ----------   ----------   ----------   ------------
     0.80%............   $    2,982        7,751         830           3          2,915
     1.30%............    4,812,449    5,259,270     352,544       6,147        480,999
     1.40%............    2,025,066    5,275,745     404,066       6,310        486,930
                         ----------   ----------     -------      ------        -------
        Totals........   $6,840,497   10,542,766     757,440      12,460        970,844
                         ==========   ==========     =======      ======        =======

                         GVITEmMrkts   GVITEmMrkts3   GVITGlFin3   GVITGlHlth3   GVITGlTech
                         -----------   ------------   ----------   -----------   ----------
     0.80%............     $   100             7             7            3           297
     1.30%............      36,475         6,616         1,987        3,497        25,629
     1.40%............      25,070         4,591         2,571        2,852         8,660
                           -------        ------         -----        -----        ------
        Totals........     $61,645        11,214         4,565        6,352        34,586
                           =======        ======         =====        =====        ======

                         GVITGlTech3   GVITGlUtl3   GVITGvtBd   GVITGrowth   GVITIDAgg
                         -----------   ----------   ---------   ----------   ---------
     0.80%............      $    1           --         7,101       11,553        137
     1.30%............       4,378        1,344     3,004,718      880,973      5,545
     1.40%............       2,395          605     2,975,365      604,752      4,764
                            ------        -----     ---------    ---------     ------
        Totals........      $6,774        1,949     5,987,184    1,497,278     10,446
                            ======        =====     =========    =========     ======

                         GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro
                         ---------   ---------   ------------   ------------   ----------
     0.80%............    $   117         544        1,139            649            69
     1.30%............     20,332      41,687       19,862         16,643            --
     1.40%............     74,001      58,954       36,434         28,272         3,026
                          -------     -------       ------         ------         -----
        Totals .......    $94,450     101,185       57,435         45,564         3,095
                          =======     =======       ======         ======         =====

                         GVITIntGro3   GVITMMultiSec   GVITMyMkt    GVITLead3   GVITSmCapGr
                         -----------   -------------   ----------   ---------   -----------
     0.80%............      $   --            281          20,848        46           429
     1.30%............       1,023        100,899       6,059,401     5,365        97,164
     1.40%............       2,301        147,031       5,582,557     3,442        91,982
                             -----        -------      ----------     -----       -------
        Totals........      $3,324        248,211      11,662,806     8,853       189,575
                            ======        =======      ==========     =====       =======

                         GVITSmCapVal   GVITSmComp   GVITSMdCpGr   GVITTotRt   GVITTGroFoc
                         ------------   ----------   -----------   ---------   -----------
     0.80%............    $    6,892        12,475         506        39,847          76
     1.30%............     1,267,334     1,545,186     101,143     4,118,412      18,787
     1.40%............     1,098,173     1,640,557      91,346     3,017,478      11,349
                          ----------     ---------     -------     ---------      ------
        Totals........    $2,372,399     3,198,218     192,995     7,175,737      30,212
                          ==========     =========     =======     =========      ======

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                         GVITTGroFoc3   GVITUSGro3   JanCapAp   JanGlTechS2   JanGlTech
                         ------------   ----------   --------   -----------   ---------
     0.80%............      $    1            56        1,311           4          182
     1.30%............       2,870         1,006      309,002       9,491      116,905
     1.40%............       1,718           102      289,804       5,206      100,632
                            ------         -----      -------      ------      -------
        Totals .......      $4,589         1,164      600,117      14,701      217,719
                            ======         =====      =======      ======      =======

                         JanIntGroS2   JanIntGro   NBAMTGro    NBAMTGuard   NBAMTLMat
                         -----------   ---------   ---------   ----------   ---------
     0.80%............     $     8          541        2,810         827        1,684
     1.30%............      16,708      175,904    2,057,632     237,431      961,165
     1.40%............      13,835      135,873      782,169     258,821      941,976
                           -------      -------    ---------     -------    ---------
        Totals........     $30,551      312,318    2,842,611     497,079    1,904,825
                           =======      =======    =========     =======    =========

                         NBAMTPart    OppAggGro    OppBdFd    OppCapAp    OppGlSec
                         ----------   ---------   ---------   ---------   ---------
     0.80%............   $    4,968        821        3,463       5,524       4,049
     1.30%............    1,482,513    192,336    1,516,656   1,359,440   3,298,896
     1.40%............    1,884,890    142,999    1,877,758   1,186,817   3,026,787
                         ----------    -------    ---------   ---------   ---------
        Totals........   $3,372,371    336,156    3,397,877   2,551,781   6,329,732
                         ==========    =======    =========   =========   =========

                         OppMSGrInc   OppMultStr    StOpp2      StDisc2    StIntStk2
                         ----------   ----------   ---------   ---------   ---------
     0.80%............   $      697        3,276       7,462         522        655
     1.30%............      164,276    1,408,156   4,696,420     747,693    147,172
     1.40%............      157,058    1,324,776   2,645,201     454,440    138,500
                         ----------    ---------   ---------   ---------    -------
        Totals........   $  322,031    2,736,208   7,349,083   1,202,655    286,327
                         ==========    =========   =========   =========    =======

                         VEWrldBd   VEWrldEMkt   VEWrldHAs   VKEmMkt   VKUSRealEst
                         --------   ----------   ---------   -------   -----------
     0.80%............   $    284         783       1,168        215        3,985
     1.30%............    342,739     348,162     333,166     99,209      896,882
     1.40%............    298,843     299,150     206,790     83,188      976,999
                         --------     -------     -------    -------    ---------
        Totals........   $641,866     648,095     541,124    182,612    1,877,866
                         ========     =======     =======    =======    =========

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements.In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $75,500,771 and $96,631,748, respectively, and total transfers from the Account to the fixed account were $362,803,270 and $145,302,770, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002.+

                                                            Contract                     Units        Contract        Total
                                                          Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                          -------------   ----------   ----------   --------------   --------
     American Century VP - Balanced Fund - Class I
        2002 ..........................................       0.80%           17,981   $13.580124    $    244,184     -10.28%
                                                              1.30%        3,450,428    16.567367      57,164,507     -10.73%
                                                              1.40%        3,233,186    15.177875      49,072,893     -10.82%

     American Century VP - Capital Appreciation Fund - Class I
        2002 ..........................................       0.80%           24,378     8.600695         209,668     -21.83%
                                                              1.30%        5,016,582    21.067698     105,687,835     -22.23%
                                                              1.40%        3,272,654    10.672394      34,927,053     -22.31%

     American Century VP - Income & Growth Fund - Class I
        2002 ..........................................       0.80%            7,090     8.199710          58,136     -20.02%
                                                              1.30%        2,787,170     8.008472      22,320,973     -20.42%
                                                              1.40%        2,331,321     7.970629      18,582,095     -20.50%

     American Century VP - International Fund - Class I
        2002 ..........................................       0.80%           17,849    12.141941         216,722     -21.01%
                                                              1.30%        4,198,062    11.772325      49,420,950     -21.41%
                                                              1.40%        3,782,012    11.672318      44,144,847     -21.49%

     American Century VP - International Fund - Class III
        2002 ..........................................       0.80%            6,107     8.071720          49,294     -19.28% 5/1/02
                                                              1.30%        1,037,313     8.044442       8,344,604     -19.56% 5/1/02
                                                              1.40%          850,550     8.038975       6,837,550     -19.61% 5/1/02

     American Century VP - Ultra(R)Fund - Class I
        2002 ..........................................       0.80%              495     7.995330           3,958     -20.05% 5/1/02
                                                              1.30%           65,022     7.968301         518,115     -20.32% 5/1/02
                                                              1.40%           79,028     7.962903         629,292     -20.37% 5/1/02

     American Century VP - Value Fund - Class I
        2002 ..........................................       0.80%           30,469    14.751388         449,460     -13.32%
                                                              1.30%        5,569,375    14.309305      79,693,886     -13.76%
                                                              1.40%        5,008,462    14.222226      71,231,478     -13.84%

     American VIS - Growth Fund - Class I
        2002 ..........................................       1.30%          395,501    40.944979      16,193,780     -25.26%

     American VIS - High-Yield Bond Fund - Class I
        2002 ..........................................       1.30%           52,094    26.377464       1,374,108      -2.79%

     American VIS - U.S.Government/AAA-Rated Securities Fund - Class I
        2002 ..........................................       1.30%          125,824    26.022968       3,274,314       8.03%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2002 ..........................................       0.80%            3,159     7.281880          23,003     -34.68%
                                                              1.30%          537,498     7.063444       3,796,587     -35.01%
                                                              1.40%          330,643     7.020414       2,321,251     -35.08%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                                       Contract                      Unit         Contract       Total
                                                     Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                     -------------   ----------   ----------   --------------   --------
Credit Suisse Trust - International Focus Portfolio
   2002 ..........................................       0.80%            5,503     7.852684          43,213     -20.55%
                                                         1.30%        3,175,236     7.797301      24,758,271     -20.95%
                                                         1.40%        3,796,887     7.738277      29,381,363     -21.03%

Credit Suisse Trust - Small Cap Growth Portfolio
   2002 ..........................................       0.80%           31,438    10.405561         327,130     -34.22%
                                                         1.30%        5,748,439    11.191377      64,332,948     -34.55%
                                                         1.40%        4,426,681    11.106582      49,165,296     -34.62%

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
   2002 ..........................................       0.80%              306     7.634039           2,336     -23.66% 5/1/02
                                                         1.30%          205,455     7.608241       1,563,151     -23.92% 5/1/02
                                                         1.40%          260,547     7.603070       1,980,957     -23.97% 5/1/02

Dreyfus Socially Responsible Growth Fund, Inc., The
   2002 ..........................................       0.80%           33,367    12.524547         417,907     -29.51%
                                                         1.30%        4,524,420    16.663225      75,391,428     -29.87%
                                                         1.40%        2,685,621    15.642599      42,010,092     -29.94%

Dreyfus Stock Index Fund - Initial Shares
   2002 ..........................................       0.80%          103,564    15.577655       1,613,284     -22.98%
                                                         1.30%       19,217,192    19.362949     372,101,509     -23.37%
                                                         1.40%       19,200,239    19.127136     367,245,583     -23.45%

Dreyfus VIF - Appreciation Portfolio - Initial Shares
   2002 ..........................................       0.80%           24,558    10.688243         262,482     -17.38%
                                                         1.30%        4,010,118    10.397121      41,693,682     -17.80%
                                                         1.40%        3,051,370    10.339673      31,550,168     -17.88%

Dreyfus VIF - Growth and Income Portfolio - Initial Shares
   2002 ..........................................       0.80%           19,796     9.779182         193,589      25.93%
                                                         1.30%        2,347,900     9.486044      22,272,283     -26.30%
                                                         1.40%        2,574,123     9.428294      24,269,588     -26.38%

Federated IS - Quality Bond Fund II - Primary Shares
   2002 ..........................................       0.80%            1,016    10.724978          10,897       7.25% 5/1/02
                                                         1.30%        1,198,368    10.688806      12,809,123       6.89% 5/1/02
                                                         1.40%        1,359,645    10.681568      14,523,141       6.82% 5/1/02

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
   2002 ..........................................       0.80%           78,221    15.084421       1,179,918     -17.61%
                                                         1.30%       18,244,002    33.738720     615,529,275     -18.03%
                                                         1.40%       22,983,681    19.312490     443,872,109     -18.11%

Fidelity(R) VIP - Growth Portfolio - Initial Class
   2002 ..........................................       0.80%          125,918    12.682683       1,596,978     -30.67%
                                                         1.30%       17,163,821    43.168145     740,930,314     -31.02%
                                                         1.40%       19,309,120    16.963518     327,550,605     -31.09%

                                                        Contract                     Unit         Contract       Total
                                                     Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                     -------------   ----------   ----------   --------------   --------
Fidelity(R)VIP - High Income Portfolio - Initial Class
   2002 ..........................................       0.80%           21,670     9.434601         204,448       2.62%
                                                         1.30%        5,931,183    19.563615     116,035,381       2.10%
                                                         1.40%       11,100,261    10.423650     115,705,236       2.00%

Fidelity(R) VIP - Overseas Portfolio - Initial Class
   2002 ..........................................       0.80%            4,445    10.233510          45,488     -20.92%
                                                         1.30%        8,912,173    13.973298     124,532,449     -21.32%
                                                         1.40%        4,048,871    10.658305      43,154,102     -21.40%

Fidelity(R)VIP - Overseas Portfolio - Initial Class R
   2002 ..........................................       0.80%            3,375     7.761944          26,197     -22.38% 5/1/02
                                                         1.30%        1,240,102     7.735704       9,593,062     -22.64% 5/1/02
                                                         1.40%          747,743     7.730455       5,780,394     -22.70% 5/1/02

Fidelity(R)VIP II - Asset Manager Portfolio - Initial Class
   2002 ..........................................       0.80%           21,812    14.799585         322,809      -9.46%
                                                         1.30%       13,106,953    24.485702     320,932,945      -9.92%
                                                         1.40%        8,044,220    14.863492     119,565,200     -10.01%

Fidelity(R)VIP II - Contrafund(R)Portfolio - Initial Class
   2002 ..........................................       0.80%           50,639    17.432618         882,770     -10.07%
                                                         1.30%       18,964,703    18.250599     346,117,190     -10.53%
                                                         1.40%       16,810,959    18.112454     304,487,722     -10.62%

Fidelity(R)VIP III - Growth Opportunities Portfolio - Initial Class
   2002 ..........................................       0.80%           12,052     7.586911          91,437     -22.47%
                                                         1.30%        2,992,314     7.380149      22,083,723     -22.86%
                                                         1.40%        3,024,665     7.339356      22,199,093     -22.94%

Fidelity(R)VIP III - Value Strategies Portfolio - Service Class
   2002 ..........................................       0.80%              130     7.469192             971     -25.31% 5/1/02
                                                         1.30%          107,732     7.443946         801,951     -25.56% 5/1/02
                                                         1.40%           96,981     7.438892         721,431     -25.61% 5/1/02

Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
   2002 ..........................................       0.80%           28,778     8.604957         247,633     -15.98%
                                                         1.30%        3,766,657     8.489668      31,977,667     -16.41%
                                                         1.40%        3,061,141     8.466716      25,917,811     -16.49%

Gartmore GVIT Emerging Markets Fund - Class I
   2002 ..........................................       0.80%              420     6.877393           2,889     -15.91%
                                                         1.30%          168,114     6.799600       1,143,108     -16.33%
                                                         1.40%           94,675     6.784099         642,285     -16.42%

Gartmore GVIT Emerging Markets Fund - Class III
   2002 ..........................................       0.80%              893     7.531395           6,726     -24.69% 5/1/02
                                                         1.30%          121,621     7.505927         912,878     -24.94% 5/1/02
                                                         1.40%           80,532     7.500827         604,057     -24.99% 5/1/02

Gartmore GVIT Global Financial Services Fund - Class III
   2002 ..........................................       0.80%            2,500     8.615954          21,540     -13.84% 5/1/02
                                                         1.30%           69,348     8.586850         595,481     -14.13% 5/1/02
                                                         1.40%           35,307     8.581024         302,970     -14.19% 5/1/02


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                             Contract                     Unit         Contract       Total
                                          Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                          -------------   ----------   ----------   --------------   --------
Gartmore GVIT Global Health Sciences Fund - Class III
   2002 ...............................       0.80%              279    8.305485           2,317      -16.95% 5/1/02
                                              1.30%           98,981    8.277414         819,307      -17.23% 5/1/02
                                              1.40%           72,123    8.271791         596,586      -17.28% 5/1/02

Gartmore GVIT Global Technology and Communications Fund - Class I
   2002 ...............................       0.80%            6,331    1.936817          12,262      -43.24%
                                              1.30%          754,752    1.914851       1,445,238      -43.53%
                                              1.40%          131,205    1.910471         250,663      -43.58%

Gartmore GVIT Global Technology and Communications Fund - Class III
   2002 ...............................       0.80%              132    7.150866             944      -28.49% 5/1/02
                                              1.30%          201,364    7.126672       1,435,055      -28.73% 5/1/02
                                              1.40%           96,877    7.121827         689,941      -28.78% 5/1/02

Gartmore GVIT Global Utilities Fund - Class III
   2002 ...............................       0.80%                6    8.641614              52      -13.58% 5/1/02
                                              1.30%           47,276    8.612434         407,161      -13.88% 5/1/02
                                              1.40%           15,281    8.606595         131,517      -13.93% 5/1/02

Gartmore GVIT Government Bond Fund - Class I
   2002 ...............................       0.80%           63,992   15.685567       1,003,751       10.10%
                                              1.40%       15,323,223   16.400486     251,308,304        9.43%
 Tax qualified
   2002 ...............................       1.30%        3,796,805   43.762624     166,158,150        9.54%
 Non-tax qualified
   2002 ...............................       1.30%        2,262,829   43.647039      98,765,786        9.54%

Gartmore GVIT Growth Fund - Class I
   2002 ...............................       0.80%          127,609    8.803037       1,123,347      -29.29%
                                              1.30%        4,423,398   11.401436      50,433,089      -29.65%
                                              1.40%        2,976,413   10.041952      29,888,996      -29.72%

Gartmore GVIT ID Aggressive Fund
   2002 ...............................       0.80%            4,148    8.269511          34,302      -17.30% 1/25/02
                                              1.30%          134,988    8.230619       1,111,035      -17.69% 1/25/02
                                              1.40%           83,053    8.222834         682,931      -17.77% 1/25/02

Gartmore GVIT ID Conservative Fund
   2002 ...............................       0.80%            3,304    9.975502          32,959       -0.24% 1/25/02
                                              1.30%          379,164    9.928642       3,764,584       -0.71% 1/25/02
                                              1.40%        1,073,275    9.919273      10,646,108       -0.81% 1/25/02

Gartmore GVIT ID Moderate Fund
   2002 ...............................       0.80%           31,128    9.072058         282,395       -9.28% 1/25/02
                                              1.30%          831,156    9.029424       7,504,860       -9.71% 1/25/02
                                              1.40%        1,255,756    9.020903      11,328,053       -9.79% 1/25/02

Gartmore GVIT ID Moderately Aggressive Fund
   2002 ...............................       0.80%           45,650    8.622846         393,633      -13.77% 1/25/02
                                              1.30%          390,674    8.582311       3,352,886      -14.18% 1/25/02
                                              1.40%          581,853    8.574196       4,988,922      -14.26% 1/25/02

                                             Contract                     Unit         Contract       Total
                                          Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                          -------------   ----------   ----------   --------------   --------
Gartmore GVIT ID Moderately Conservative Fund
   2002 ...............................       0.80%           35,252     9.570525        337,380       -4.29% 1/25/02
                                              1.30%          332,502     9.525559      3,167,267       -4.74% 1/25/02
                                              1.40%          462,581     9.516564      4,402,182       -4.83% 1/25/02

Gartmore GVIT International Growth Fund - Class I
   2002 ...............................       0.80%            1,612     4.919181          7,930      -24.71%
                                              1.30%           21,223     4.863546        103,219      -25.09%
                                              1.40%            6,610     4.852467         32,075      -25.17%

Gartmore GVIT International Growth Fund - Class III
   2002 ...............................       0.80%                7     7.793506             55      -22.06% 5/1/02
                                              1.30%           20,534     7.767159        159,491      -22.33% 5/1/02
                                              1.40%           69,066     7.761892        536,083      -22.38% 5/1/02

Gartmore GVIT MAS Multi Sector Bond Fund - Class I
   2002 ...............................       0.80%            4,091    11.471927         46,932        6.35%
                                              1.30%          781,484    11.318419      8,845,163        5.81%
                                              1.40%          935,230    11.287848     10,556,734        5.71%

Gartmore GVIT Money Market Fund - Class I
   2002 ...............................       0.80%          209,466    12.933488      2,709,126        0.40%
                                              1.30%       15,828,940    26.429711    418,354,310       -0.10%
                                              1.40%       25,472,911    13.141597    334,754,731       -0.21%

Gartmore GVIT Nationwide(R)Leaders Fund - Class III
   2002 ...............................       0.80%            1,730     8.401318         14,534      -15.99% 5/1/02
                                              1.30%           88,614     8.372932        741,959      -16.27% 5/1/02
                                              1.40%           50,549     8.367250        422,956      -16.33% 5/1/02

Gartmore GVIT Small Cap Growth Fund - Class I
   2002 ...............................       0.80%            8,372     4.726903         39,574      -33.82%
                                              1.30%       1,391,419      4.663483      6,488,859      -34.16%
                                              1.40%          998,496     4.650867      4,643,872      -34.22%

Gartmore GVIT Small Cap Value Fund - Class I
   2002 ...............................       0.80%           50,070    11.006801        551,111      -27.75%
                                              1.30%        6,048,183    10.750042     65,018,221      -28.11%
                                              1.40%        4,327,891    10.699256     46,305,214      -28.18%

Gartmore GVIT Small Company Fund - Class I
   2002 ...............................       0.80%           69,798    18.997084      1,325,958      -17.99%
                                              1.30%        5,287,732    18.334767     96,949,334      -18.40%
                                              1.40%        4,902,223    18.201609     89,228,346      -18.49%

Gartmore GVIT Strong Mid Cap Growth Fund - Class I
   2002 ...............................       0.80%           15,339     3.501995         53,717      -37.52%
                                              1.30%        1,603,281     3.454970      5,539,288      -37.84%
                                              1.40%        1,042,278     3.445614      3,591,288      -37.90%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                     Unit         Contract       Total
                                          Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                          -------------   ----------   ----------   --------------   --------
Gartmore GVIT Total Return Fund - Class I
   2002 ...............................       0.80%          281,522    14.099634      3,969,357      -18.02%
                                              1.40%        9,864,865    16.474254    162,516,292      -18.51%
 Tax qualified
   2002 ...............................       1.30%        2,441,029    67.585132    164,977,267      -18.43%
 Non-tax qualified
   2002 ...............................       1.30%        1,364,710    65.844752     89,858,992      -18.43%

Gartmore GVIT Turner Growth Focus Fund - Class I
   2002 ...............................       0.80%            2,908     2.170706          6,312      -43.32%
                                              1.30%          377,376     2.146082        809,880      -43.60%
                                              1.40%           91,605     2.141179        196,143      -43.66%

Gartmore GVIT Turner Growth Focus Fund - Class III
   2002 ...............................       0.80%               96     7.513387            721      -24.87% 5/1/02
                                              1.30%           73,564     7.487971        550,845      -25.12% 5/1/02
                                              1.40%           57,768     7.482888        432,271      -25.17% 5/1/02

Gartmore GVIT U.S.Growth Leaders Fund - Class III
   2002 ...............................       0.80%            3,925     8.203830         32,200      -17.96% 5/1/02
                                              1.30%           29,905     8.176098        244,506      -18.24% 5/1/02
                                              1.40%            4,495     8.170553         36,727      -18.29% 5/1/02

Janus AS - Capital Appreciation Portfolio - Service Shares
   2002 ...............................       0.80%           26,165     5.103171        133,524      -16.60%
                                              1.30%        3,930,076     5.034738     19,786,903      -17.02%
                                              1.40%        2,850,396     5.021131     14,312,212      -17.11%

Janus AS - Global Technology Portfolio - Service II Shares
   2002 ...............................       0.80%              315     7.116989          2,242      -28.83% 5/1/02
                                              1.30%          242,019     7.092920      1,716,621      -29.07% 5/1/02
                                              1.40%           88,439     7.088099        626,864      -29.12% 5/1/02

Janus AS - Global Technology Portfolio - Service Shares
   2002 ...............................       0.80%            6,593     2.456632         16,197      -41.41%
                                              1.30%        2,093,208     2.423642      5,073,187      -41.70%
                                              1.40%        1,450,254     2.417078      3,505,377      -41.76%

Janus AS - International Growth Portfolio - Service II Shares
   2002 ...............................       0.80%              446     7.766530          3,464      -22.33% 5/1/02
                                              1.30%          391,855     7.740287      3,033,070      -22.60% 5/1/02
                                              1.40%          254,381     7.735029      1,967,644      -22.65% 5/1/02

Janus AS - International Growth Portfolio - Service Shares
   2002 ...............................       0.80%           10,994     4.424501         48,643      -26.35%
                                              1.30%        1,929,117     4.365171      8,420,926      -26.72%
                                              1.40%        1,233,749     4.353358      5,370,951      -26.80%

Neuberger Berman AMT - Growth Portfolio(R)
   2002 ...............................       0.80%           27,958     9.764901        273,007      -31.72%
                                              1.30%        4,465,786    26.112455    116,612,636      -32.06%
                                              1.40%        3,204,320    11.530689     36,948,017      -32.13%

                                                          Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners'Equity   Return**
                                                       -------------   ----------   ----------   -------------   --------
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
   2002................................................     0.80%          12,834     7.594438         97,467     -27.04%
                                                            1.30%       1,653,803     7.417309     12,266,768     -27.41%
                                                            1.40%       1,505,322     7.382257     11,112,674     -27.48%

Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
   2002................................................     0.80%          14,267    13.888823        198,152       4.50%
                                                            1.30%       3,554,361    21.479034     76,344,241       3.97%
                                                            1.40%       4,689,798    14.102863     66,139,579       3.86%

Neuberger Berman AMT - Partners Portfolio(R)
   2002................................................     0.80%          36,700    14.112800        517,940     -24.75%
                                                            1.30%       5,043,198    17.390363     87,703,044     -25.13%
                                                            1.40%       5,683,644    17.242623     98,000,931     -25.21%

Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2002................................................     0.80%          21,792     3.800826         82,828     -28.37%
                                                            1.30%       3,218,915     3.749835     12,070,400     -28.73%
                                                            1.40%       1,740,085     3.739692      6,507,382     -28.80%

Oppenheimer Bond Fund/VA - Initial Class
   2002................................................     0.80%          28,470    14.607815        415,884       8.21%
                                                            1.30%       5,082,545    23.000893    116,903,074       7.66%
                                                            1.40%       8,495,288    15.281690    129,822,358       7.55%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2002................................................     0.80%          49,502    11.251627        556,978     -27.44%
                                                            1.30%       7,326,085    10.944999     80,183,993     -27.81%
                                                            1.40%       5,207,709    10.884496     56,683,288     -27.88%

Oppenheimer Global Securities Fund/VA - Initial Class
   2002 ...............................................     0.80%          19,640    17.900050        351,557     -22.76%
                                                            1.30%      10,295,816    19.544324    201,224,764     -23.15%
                                                            1.40%       8,924,136    17.821355    159,040,196     -23.23%

Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
   2002................................................     0.80%          12,648     6.465456         81,775     -19.45%
                                                            1.30%       1,903,774     6.378819     12,143,830     -19.85%
                                                            1.40%       1,580,512     6.361583     10,054,558     -19.94%

Oppenheimer Multiple Strategies Fund/VA - Initial Class
   2002................................................     0.80%          23,969    15.325825        367,345     -11.12%
                                                            1.30%       4,122,075    22.730753     93,697,869     -11.57%
                                                            1.40%       4,524,910    16.771309     75,888,664     -11.66%

Strong Opportunity Fund II, Inc.
   2002................................................     0.80%          38,154    17.070239        651,298     -27.40%
                                                            1.30%       9,660,378    28.122463    271,673,623     -27.77%
                                                            1.40%       6,411,752    20.530809    131,638,456     -27.84%

Strong VIF - Strong Discovery Fund II
   2002................................................     0.80%           4,787    11.973592         57,318     -12.72%
                                                            1.30%       2,636,353    17.898399     47,186,498     -13.16%
                                                            1.40%       1,771,507    14.724629     26,084,783     -13.25%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                         Contract                     Unit        Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners'Equity    Return**
                                                       -------------   ---------   ----------   --------------   --------
Strong VIF - Strong International Stock Fund II
   2002................................................     0.80%          6,971     5.661743           39,468    -27.13%
                                                            1.30%      1,390,132     5.491543        7,633,970    -27.50%
                                                            1.40%      1,271,276     5.451633        6,930,530    -27.57%

Van Eck WIT - Worldwide Bond Fund
   2002................................................     0.80%          3,923    12.267936           48,127     20.68%
                                                            1.30%      2,055,748    16.898439       34,738,932     20.08%
                                                            1.40%      2,077,222    13.337828       27,705,630     19.95%

Van Eck WIT - Worldwide Emerging Markets Fund
   2002................................................     0.80%         12,315     6.207847           76,450     -3.68%
                                                            1.30%      3,387,338     6.021604       20,397,208     -4.17%
                                                            1.40%      2,564,406     5.984909       15,347,737     -4.26%

Van Eck WIT - Worldwide Hard Assets Fund
   2002................................................     0.80%         14,792     9.827496          145,368     -3.61%
                                                            1.30%      1,970,239    11.958643       23,561,385     -4.10%
                                                            1.40%      1,478,136     9.752655       14,415,750     -4.19%

Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
   2002................................................     0.80%          3,316    11.724493           38,878      8.35%
                                                            1.30%        755,903    11.405076        8,621,131      7.80%
                                                            1.40%        603,430    11.342058        6,844,138      7.69%

Van Kampen UIF - U.S.Real Estate Portfolio - Class A
   2002................................................     0.80%         20,400    20.381157          415,776     -1.58%
                                                            1.30%      3,298,246    19.983480       65,910,433     -2.08%
                                                            1.40%      3,070,322    19.832235       60,891,347     -2.18%

2002 Reserves for annuity contracts in payout phase:...                                         $   10,470,739
                                                                                                --------------
2002 Contract owners'equity............................                                         $9,986,015,760
                                                                                                ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation.The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented.Investment options with a date notation indicate the effective date of that investment option in the Account.The total return is calculated for the period indicated or from the effective date through the end of the period.

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner.Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002.Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                  Contract                                                     Investment
                                   Expense                        Unit           Contract        Income           Total
                                    Rate*         Units        Fair Value      Owners'Equity     Ratio**        Return***
                                -------------   ----------   ---------------   -------------   ----------   -----------------
American Century VP - Balanced Fund - Class I
   2002 .....................   0.80% to 1.40%   6,701,595   $13.58 to 16.57    $106,481,584      2.84%     -10.82% to -10.28%
   2001 .....................   0.80% to 1.40%   7,936,316    15.14 to 18.56     141,082,423      2.85%      -4.90% to  -4.32%
   2000 .....................   0.80% to 1.40%   9,044,850    15.82 to 19.50     168,807,500      2.64%      -4.01% to  -3.43%
   1999 .....................   0.80% to 1.40%  10,612,206    16.38 to 20.29     206,448,575      1.92%       8.52% to   9.18%
   1998 .....................   0.80% to 1.40%  11,603,438    15.00 to 18.68     208,277,892      1.64%      14.15% to  14.85%

American Century VP - Capital Appreciation Fund - Class I
   2002 .....................   0.80% to 1.40%   8,313,614     8.60 to 21.07     140,824,556      0.00%     -22.31% to -21.83%
   2001 .....................   0.80% to 1.40%  10,868,054    11.00 to 27.09     231,878,049      0.00%     -29.08% to -28.65%
   2000 .....................   0.80% to 1.40%  15,066,720    15.42 to 38.16     441,172,198      0.00%       7.52% to   8.17%
   1999 .....................   0.80% to 1.40%  13,411,163    14.26 to 35.45     378,644,239      0.00%      62.22% to  63.21%
   1998 .....................   0.80% to 1.40%  14,003,877     8.73 to 21.83     250,853,148      0.00%      -3.53% to  -2.94%

American Century VP - Income & Growth Fund - Class I
   2002 .....................   0.80% to 1.40%   5,125,581      7.97 to 8.20      40,961,204      1.15%     -20.50% to -20.02%
   2001 .....................   0.80% to 1.40%   6,383,548    10.03 to 10.25      64,124,490      0.93%      -9.64% to  -9.09%
   2000 .....................   0.80% to 1.40%   6,984,801    11.10 to 11.28      77,612,740      0.63%     -11.86% to -11.33%
   1999 .....................   0.80% to 1.40%   6,653,901    12.59 to 12.72      83,843,055      0.02%      16.37% to  17.08%
   1998 .....................   0.80% to 1.40%   3,577,113    10.82 to 10.86      38,714,070      0.94%       8.18% to   8.62%(a)(b)

American Century VP - International Fund - Class I
   2002 .....................   0.80% to 1.40%   7,997,923    11.67 to 12.14      93,782,519      0.88%     -21.49% to -21.01%
   2001 .....................   0.80% to 1.40%  12,314,247    14.87 to 15.37     183,795,862      0.09%     -30.17% to -29.74%
   2000 .....................   0.80% to 1.40%  16,440,930    21.29 to 21.88     351,199,697      0.15%     -17.98% to -17.49%
   1999 .....................   0.80% to 1.40%  17,059,507    25.96 to 26.52     444,075,227      0.00%      61.75% to  62.73%
   1998 .....................   0.80% to 1.40%  18,142,149    16.05 to 16.29     291,798,399      0.52%      17.10% to  17.81%

American Century VP - International Fund - Class III
   2002 .....................   0.80% to 1.40%   1,893,970      8.04 to 8.07      15,231,448      0.00%     -19.61% to -19.28%(a)(b)

American Century VP - Ultra(R) Fund - Class I
   2002 .....................   0.80% to 1.40%     144,545      7.96 to 8.00       1,151,365      0.33%     -20.37% to -20.05%(a)(b)

American Century VP - Value Fund - Class I
   2002 .....................   0.80% to 1.40%  10,608,306    14.22 to 14.75     151,374,824      0.98%     -13.84% to -13.32%
   2001 .....................   0.80% to 1.40%  12,737,342    16.51 to 17.02     210,784,815      0.86%      11.23% to  11.91%
   2000 .....................   0.80% to 1.40%   6,581,120    14.84 to 15.21      97,844,440      0.87%      16.50% to  17.20%
   1999 .....................   0.80% to 1.40%   4,565,160    12.74 to 12.97      58,235,416      0.93%      -2.24% to  -1.64%
   1998 .....................   0.80% to 1.40%   5,268,607    13.03 to 13.19      68,716,769      0.72%       3.34% to   3.97%

American VIS - Growth Fund - Class I
   2002 .....................            1.30%     395,501             40.94      16,193,780      0.18%                -25.26%
   2001 .....................            1.30%     473,727             54.78      25,950,752      0.61%                -19.01%
   2000 .....................            1.30%     553,384             67.64      37,428,733      0.00%                  3.37%
   1999 .....................            1.30%     635,473             65.43      41,578,361      0.17%                 55.58%
   1998 .....................            1.30%     740,145             42.06      31,127,640      0.36%                 33.79%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                  Contract                                                    Investment
                                  Expense                        Unit           Contract        Income          Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                               -------------   ----------   --------------   --------------   ----------   -----------------
American VIS - High-Yield Bond Fund - Class I
   2002.....................        1.30%          52,094       26.38            1,374,108       8.77%           -2.79%
   2001.....................        1.30%          57,996       27.14            1,573,778       9.84%            6.60%
   2000.....................        1.30%          65,619       25.45            1,670,327       0.86%           -4.31%
   1999.....................        1.30%          78,579       26.60            2,090,345       9.57%            4.42%
   1998.....................        1.30%         100,976       25.48            2,572,376       8.66%           -0.86%

American VIS - U.S.Government/AAA-Rated Securities Fund - Class I
   2002.....................        1.30%         125,824       26.02            3,274,314       4.55%            8.03%
   2001.....................        1.30%         121,523       24.09            2,927,289       5.81%            5.84%
   2000.....................        1.30%         130,827       22.76            2,977,576       0.56%           10.25%
   1999.....................        1.30%         169,205       20.64            3,493,117       6.23%           -1.82%
   1998.....................        1.30%         211,100       21.03            4,438,717       5.68%            6.78%

Credit Suisse Trust - Global Post-Venture Capital Portfolio
   2002.....................   0.80% to 1.40%     871,300    7.02 to  7.28       6,140,841       0.00%     -35.08% to -34.68%
   2001.....................   0.80% to 1.40%   1,505,921   10.81 to 11.15      16,336,811       0.00%     -29.64% to -29.21%
   2000.....................   0.80% to 1.40%   2,286,968   15.37 to 15.75      35,233,535       0.00%     -20.07% to -19.58%
   1999.....................   0.80% to 1.40%   3,030,098   19.23 to 19.58      58,348,698       0.00%      61.21% to  62.19%
   1998.....................   0.80% to 1.40%   1,857,928   11.93 to 12.08      22,185,686       0.00%       5.02% to   5.66%

Credit Suisse Trust - International Focus Portfolio
   2002.....................   0.80% to 1.40%   6,977,626    7.74 to  7.85      54,182,847       0.00%     -21.03% to -20.55%
   2001.....................   0.80% to 1.40%  10,217,779    9.80 to  9.88     100,414,080       0.00%     -23.37% to -22.90%
   2000.....................   0.80% to 1.40%  12,854,477   12.79 to 12.86     164,768,486       0.39%     -26.93% to -26.49%
   1999.....................   0.80% to 1.40%  16,297,012   17.44 to 17.58     285,770,938       0.97%      51.29% to  52.21%
   1998.....................   0.80% to 1.40%  19,640,918   11.46 to 11.61     227,544,084       0.49%       3.87% to   4.50%

Credit Suisse Trust - Small Cap Growth Portfolio
   2002.....................   0.80% to 1.40%  10,206,558   10.41 to 11.19     113,825,374       0.00%     -34.62% to -34.22%
   2001.....................   0.80% to 1.40%  13,924,081   15.82 to 17.10     237,323,291       0.00%     -17.19% to -16.69%
   2000.....................   0.80% to 1.40%  16,612,117   18.99 to 20.63     341,736,777       0.00%     -19.25% to -18.77%
   1999.....................   0.80% to 1.40%  18,854,015   23.37 to 25.52     480,052,988       0.00%      66.72% to  67.73%
   1998.....................   0.80% to 1.40%  21,017,792   13.94 to 15.29     320,824,639       0.00%      -4.21% to  -3.63%

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
   2002.....................   0.80% to 1.40%     466,308    7.60 to  7.63       3,546,444       0.31%     -23.97% to -23.66%(a)(b)

Dreyfus Socially Responsible Growth Fund, Inc., The
   2002.....................   0.80% to 1.40%   7,243,408   12.52 to 16.66     117,819,427       0.19%     -29.94% to -29.51%
   2001.....................   0.80% to 1.40%   9,331,556   17.77 to 23.76     215,882,811       0.06%     -23.67% to -23.20%
   2000.....................   0.80% to 1.40%  11,621,930   23.14 to 31.10     351,236,413       0.78%     -12.27% to -11.74%
   1999.....................   0.80% to 1.40%  11,427,106   26.21 to 35.41     393,115,801       0.01%      28.26% to  29.04%
   1998.....................   0.80% to 1.40%   9,911,415   20.31 to 27.58     265,366,919       0.18%      27.57% to  28.35%

Dreyfus Stock Index Fund - Initial Shares
   2002.....................   0.80% to 1.40%  38,520,995   15.58 to 19.36     740,960,376       1.27%     -23.45% to -22.98%
   2001.....................   0.80% to 1.40%  47,103,460   20.23 to 25.27   1,182,651,353       1.03%     -13.42% to -12.89%
   2000.....................   0.80% to 1.40%  55,652,644   23.22 to 29.16   1,612,835,393       0.94%     -10.54% to -10.00%
   1999.....................   0.80% to 1.40%  64,392,990   25.80 to 32.56   2,085,135,987       1.10%      18.92% to  19.64%
   1998.....................   0.80% to 1.40%  63,254,423   21.56 to 27.35   1,721,601,605       1.33%      26.42% to  27.19%

                                  Contract                                                    Investment
                                  Expense                        Unit           Contract        Income          Total
                                   Rate*          Units       Fair Value     Owners'Equity      Ratio**        Return***
                               -------------   ----------   --------------   -------------    ----------   -----------------
Dreyfus VIF - Appreciation Portfolio - Initial Shares
   2002.....................   0.80% to 1.40%   7,086,046   10.34 to 10.69      73,506,332       1.03%     -17.88% to -17.38%
   2001.....................   0.80% to 1.40%   8,242,002   12.59 to 12.94     104,038,905       0.74%     -10.59% to -10.04%
   2000.....................   0.80% to 1.40%  10,006,977   14.08 to 14.38     141,180,632       0.55%      -2.03% to  -1.44%
   1999.....................   0.80% to 1.40%  13,989,497   14.37 to 14.59     201,347,558       0.61%       9.90% to  10.56%
   1998.....................   0.80% to 1.40%  12,773,311   13.08 to 13.20     167,200,843       0.97%      28.40% to  29.18%

Dreyfus VIF - Growth and Income Portfolio - Initial Shares
   2002.....................   0.80% to 1.40%   4,941,819    9.43 to  9.78      46,735,460       0.59%     -26.38% to -25.93%
   2001.....................   0.80% to 1.40%   6,347,774   12.81 to 13.20      81,481,728       0.48%      -7.17% to  -6.60%
   2000.....................   0.80% to 1.40%   6,251,144   13.80 to 14.14      86,398,707       0.63%      -5.12% to  -4.55%
   1999.....................   0.80% to 1.40%   6,013,078   14.54 to 14.81      87,546,360       0.60%      15.25% to  15.95%
   1998.....................   0.80% to 1.40%   6,372,854   12.62 to 12.77      80,471,307       1.02%      10.25% to  10.92%

Federated IS - Quality Bond Fund II - Primary Shares
   2002.....................   0.80% to 1.40%   2,559,029   10.68 to 10.72      27,343,161       0.00%       6.82% to   7.25%(a) (b)

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  41,305,904   15.08 to 33.74   1,060,581,302       1.87%     -18.11% to -17.61%
   2001.....................   0.80% to 1.40%  51,133,930   18.31 to 41.16   1,585,718,542       1.79%      -6.29% to  -5.72%
   2000.....................   0.80% to 1.40%  59,929,592   19.42 to 43.88   1,971,811,609       1.76%       6.91% to   7.56%
   1999.....................   0.80% to 1.40%  78,576,059   18.06 to 41.00   2,430,673,513       1.54%       4.84% to   5.48%
   1998.....................   0.80% to 1.40%  91,172,544   17.12 to 39.07   2,716,250,027       1.38%      10.07% to  10.73%

Fidelity(R) VIP - Growth Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  36,598,859   12.68 to 43.17   1,070,077,897       0.27%     -31.09% to -30.67%
   2001.....................   0.80% to 1.40%  48,260,844   18.29 to 62.58   1,993,120,208       0.08%     -18.81% to -18.31%
   2000.....................   0.80% to 1.40%  60,371,162   22.39 to 77.00   3,015,865,434       0.12%     -12.22% to -11.69%
   1999.....................   0.80% to 1.40%  67,613,846   25.36 to 87.63   3,849,635,811       0.15%      35.51% to  36.34%
   1998.....................   0.80% to 1.40%  64,499,645   18.60 to 64.60   2,771,718,119       0.43%      37.54% to  38.37%

Fidelity(R) VIP - High Income Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  17,053,114    9.43 to 19.56     231,945,065      10.24%       2.00% to   2.62%
   2001.....................   0.80% to 1.40%  20,055,329    9.19 to 19.16     263,383,634      16.07%     -12.98% to -12.44%
   2000.....................   0.80% to 1.40%  22,851,138   10.50 to 22.00     342,655,841       8.07%     -23.55% to -23.09%
   1999.....................   0.80% to 1.40%  31,737,436   13.65 to 28.74     621,032,332      10.35%       6.64% to   7.29%
   1998.....................   0.80% to 1.40%  39,409,948   12.73 to 26.93     729,429,885       8.00%      -5.67% to  -5.09%

Fidelity(R) VIP - Overseas Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  12,965,489   10.23 to 13.97     167,732,039       0.89%     -21.40% to -20.92%
   2001.....................   0.80% to 1.40%  17,812,066   12.94 to 17.76     290,908,736       5.72%     -22.28% to -21.80%
   2000.....................   0.80% to 1.40%  22,555,451   16.55 to 22.83     472,254,098       1.65%     -20.24% to -19.75%
   1999.....................   0.80% to 1.40%  26,744,723   20.62 to 28.59     702,006,152       1.34%      40.63% to  41.49%
   1998.....................   0.80% to 1.40%  30,878,367   14.57 to 20.31     578,204,826       1.96%      11.17% to  11.85%

Fidelity(R) VIP - Overseas Portfolio - Initial Class R
   2002.....................   0.80% to 1.40%   1,991,220    7.73 to  7.76      15,399,653       0.00%     -22.70% to -22.38%(a)(b)

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  21,172,985   14.80 to 24.49     440,820,954       4.16%     -10.01% to  -9.46%
   2001.....................   0.80% to 1.40%  26,640,365   16.35 to 27.18     610,006,656       4.45%      -5.44% to  -4.86%
   2000.....................   0.80% to 1.40%  33,039,586   17.18 to 28.72     794,325,046       3.53%      -5.27% to  -4.69%
   1999.....................   0.80% to 1.40%  41,605,682   18.03 to 30.28   1,062,404,219       3.39%       9.54% to  10.20%
   1998.....................   0.80% to 1.40%  48,514,422   16.36 to 27.62   1,137,569,987       3.09%      13.44% to  14.13%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                  Contract                                                    Investment
                                  Expense                       Unit           Contract         Income          Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                               -------------   ----------   --------------   --------------   ----------   -----------------
Fidelity(R) VIP II - Contrafund(R)Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  35,826,301   17.43 to 18.25     651,487,682       0.90%     -10.62% to -10.07%
   2001.....................   0.80% to 1.40%  43,074,426   19.39 to 20.40     875,745,551       0.83%     -13.48% to -12.95%
   2000.....................   0.80% to 1.40%  52,155,446   22.27 to 23.55   1,224,787,575       0.38%      -7.92% to  -7.37%
   1999.....................   0.80% to 1.40%  59,904,172   24.04 to 25.55   1,527,000,241       0.44%      22.52% to  23.26%
   1998.....................   0.80% to 1.40%  58,858,858   19.50 to 20.84   1,223,983,357       0.60%      28.16% to  28.94%

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
   2002.....................   0.80% to 1.40%   6,029,031    7.34 to  7.59      44,374,253       1.11%     -22.94% to -22.47%
   2001.....................   0.80% to 1.40%   7,361,823    9.52 to  9.79      70,269,192       0.40%     -15.63% to -15.11%
   2000.....................   0.80% to 1.40%   9,785,418   11.29 to 11.53     110,633,049       1.45%     -18.22% to -17.73%
   1999.....................   0.80% to 1.40%  13,267,254   13.80 to 14.01     183,333,866       1.00%       2.81% to   3.44%
   1998.....................   0.80% to 1.40%  11,808,914   13.43 to 13.55     158,651,440       0.73%      22.87% to  23.62%

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
   2002.....................   0.80% to 1.40%     204,843    7.44 to  7.47       1,524,353       0.00%     -25.61% to -25.31%(a)(b)

Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
   2002.....................   0.80% to 1.40%   6,856,576    8.47 to  8.60      58,143,111       0.43%     -16.49% to -15.98%
   2001.....................   0.80% to 1.40%   6,105,234   10.14 to 10.24      61,955,222       0.00%      -2.70% to  -2.10%
   2000.....................   0.80% to 1.40%   3,284,842   10.42 to 10.46      34,238,565       0.00%       4.19% to   4.61%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class I
   2002.....................   0.80% to 1.40%     263,209    6.78 to  6.88       1,788,282       0.17%     -16.42% to -15.91%
   2001.....................   0.80% to 1.40%     657,996    8.12 to  8.18       5,343,630       0.45%      -6.52% to  -5.95%
   2000.....................   0.80% to 1.40%       7,452    8.68 to  8.70          64,722       0.00%     -13.17% to -13.05%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class III
   2002.....................   0.80% to 1.40%     203,046    7.50 to  7.53       1,523,661       0.51%     -24.99% to -24.69%(a)(b)

Gartmore GVIT Global Financial Services Fund - Class III
   2002.....................   0.80% to 1.40%     107,155    8.58 to  8.62         919,991       0.02%     -14.19% to -13.84%(a)(b)

Gartmore GVIT Global Health Sciences Fund - Class III
   2002.....................   0.80% to 1.40%     171,383    8.27 to  8.31       1,418,210       0.00%     -17.28% to -16.95%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class I
   2002.....................   0.80% to 1.40%     892,288    1.91 to  1.94       1,708,163       0.86%     -43.58% to -43.24%
   2001.....................   0.80% to 1.40%     798,837    3.39 to  3.41       2,707,606       0.00%     -43.53% to -43.18%
   2000.....................   0.80% to 1.40%     291,856    6.00 to  6.01       1,750,693       0.00%     -40.03% to -39.94%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class III
   2002.....................   0.80% to 1.40%     298,373    7.12 to  7.15       2,125,940       0.11%     -28.78% to -28.49%(a)(b)

Gartmore GVIT Global Utilities Fund - Class III
   2002.....................   0.80% to 1.40%      62,563    8.61 to  8.64         538,730       0.73%     -13.93% to -13.58%(a)(b)

                                    Contract                                                    Investment
                                    Expense                        Unit           Contract        Income          Total
                                     Rate*         Units        Fair Value     Owners' Equity     Ratio**       Return***
                                 -------------   ----------   --------------   --------------   ----------  ------------------
Gartmore GVIT Government Bond Fund - Class I
      2002 ...................   0.80% to 1.40%  15,387,215   15.69 to 16.40    252,312,055       4.37%       9.43% to  10.10%
      2001 ...................   0.80% to 1.40%  11,948,339   14.25 to 14.99    179,032,738       5.17%       5.75% to   6.39%
      2000 ...................   0.80% to 1.40%  10,784,863   13.39 to 14.17    152,585,708       5.31%      10.97% to  11.64%
      1999 ...................   0.80% to 1.40%  11,795,667   11.99 to 12.77    150,615,333       5.38%      -3.71% to  -3.13%
      1998 ...................   0.80% to 1.40%  13,254,719   12.38 to 13.26    175,749,867       5.47%       7.38% to   8.04%
   Tax qualified
      2002 ...................        1.30%       3,796,805        43.76        166,158,150       4.37%           9.54%
      2001 ...................        1.30%       3,026,477        39.95        120,910,304       5.17%           5.85%
      2000 ...................        1.30%       2,868,756        37.74        108,271,923       5.31%          11.08%
      1999 ...................        1.30%       3,473,447        33.98        118,013,762       5.38%          -3.62%
      1998 ...................        1.30%       3,353,428        35.16        117,899,426       5.47%           7.49%
   Non-tax qualified
      2002 ...................        1.30%       2,262,829        43.65         98,765,786       4.37%           9.54%
      2001 ...................        1.30%       2,026,602        39.85         80,750,598       5.17%           5.85%
      2000 ...................        1.30%       2,244,962        37.74         84,728,835       5.31%          11.08%
      1999 ...................        1.30%       2,665,502        33.89         90,323,814       5.38%          -3.62%
      1998 ...................        1.30%       4,202,514        35.25        148,142,800       5.47%           7.49%

Gartmore GVIT Growth Fund - Class I
      2002 ...................   0.80% to 1.40%   7,527,420    8.80 to 11.40     81,445,432       0.00%     -29.72% to -29.29%
      2001 ...................   0.80% to 1.40%   9,697,122   12.45 to 16.21    148,778,467       0.00%     -29.15% to -28.71%
      2000 ...................   0.80% to 1.40%  12,153,485   17.46 to 22.85    261,874,081       0.18%     -27.56% to -27.12%
      1999 ...................   0.80% to 1.40%  18,882,446   23.96 to 31.51    561,596,114       0.62%       2.82% to   3.44%
      1998 ...................   0.80% to 1.40%  24,169,563   23.17 to 30.62    698,124,047       0.80%      28.15% to  28.93%

Gartmore GVIT ID Aggressive Fund
      2002 ...................   0.80% to 1.40%     222,189    8.22 to  8.27      1,828,268       1.09%     -17.77% to -17.30%(a)(b)

Gartmore GVIT ID Conservative Fund
      2002 ...................   0.80% to 1.40%   1,455,743    9.92 to  9.98     14,443,651       2.79%      -0.81% to  -0.24%(a)(b)

Gartmore GVIT ID Moderate Fund
      2002 ...................   0.80% to 1.40%   2,118,040    9.02 to  9.07     19,115,308       1.76%      -9.79% to  -9.28%(a)(b)

Gartmore GVIT ID Moderately Aggressive Fund
      2002 ...................   0.80% to 1.40%   1,018,177    8.57 to  8.62      8,735,441       1.70%     -14.26% to -13.77%(a)(b)

Gartmore GVIT ID Moderately Conservative Fund
      2002 ...................   0.80% to 1.40%     830,335    9.52 to  9.57      7,906,829       2.34%      -4.83% to  -4.29%(a)(b)

Gartmore GVIT International Growth Fund - Class I
      2002 ...................   0.80% to 1.40%      29,445    4.85 to  4.92        143,224       0.00%     -25.17% to -24.71%
      2001 ...................   0.80% to 1.40%      34,979    6.48 to  6.53        227,067       0.38%     -29.66% to -29.22%
      2000 ...................   0.80% to 1.30%       4,075    9.22 to  9.23         37,598       0.00%      -7.79% to  -7.68%(a)(b)

Gartmore GVIT International Growth Fund - Class III
      2002 ...................   0.80% to 1.40%      89,607    7.76 to  7.79        695,629       0.00%     -22.38% to -22.06%(a)(b)

Gartmore GVIT MAS Multi Sector Bond Fund - Class I
      2002 ...................   0.80% to 1.40%   1,720,805   11.29 to 11.47     19,448,829       6.23%       5.71% to   6.35%
      2001 ...................   0.80% to 1.40%   1,227,820   10.68 to 10.79     13,121,043       6.75%       2.72% to   3.35%
      2000 ...................   0.80% to 1.40%     753,921   10.40 to 10.44      7,839,751       4.77%       3.95% to   4.37%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                    Contract                                                    Investment
                                    Expense                        Unit           Contract        Income          Total
                                     Rate*         Units        Fair Value     Owners' Equity     Ratio**       Return***
                                 -------------   ----------   --------------   --------------   ----------  ------------------
Gartmore GVIT Money Market Fund - Class I
      2002 ...................   0.80% to 1.40%  41,511,317   12.93 to 26.43     755,818,167      1.22%        -0.21% to 0.40%
      2001 ...................   0.80% to 1.40%  52,653,826    6.57 to 26.46     942,668,967      3.70%       -29.14% to 2.77%
      2000 ...................   0.80% to 1.40%  50,932,433    9.27 to 25.88     915,732,791      5.34%        -7.33% to 5.18%
      1999 ...................   0.80% to 1.40%  76,321,483   11.92 to 24.72   1,298,905,014      4.86%         3.38% to 4.01%
      1998 ...................   0.80% to 1.40%  57,897,451   11.46 to 23.89     971,125,395      5.50%         3.80% to 4.43%

Gartmore GVIT Nationwide(R)Leaders Fund - Class III
      2002 ...................   0.80% to 1.40%     140,893    8.37 to  8.40       1,179,449      1.10%     -16.33% to -15.99%(a)(b)

Gartmore GVIT Small Cap Growth Fund - Class I
      2002 ...................   0.80% to 1.40%   2,398,287    4.65 to  4.73      11,172,305      0.00%     -34.22% to -33.82%
      2001 ...................   0.80% to 1.40%   2,774,965    7.07 to  7.14      19,637,744      0.00%     -12.10% to -11.56%
      2000 ...................   0.80% to 1.40%   1,115,197    8.04 to  8.08       8,973,889      0.00%     -19.56% to -19.24%(a)(b)

Gartmore GVIT Small Cap Value Fund - Class I
      2002 ...................   0.80% to 1.40%  10,426,144   10.70 to 11.01     111,874,546      0.01%     -28.18% to -27.75%
      2001 ...................   0.80% to 1.40%  15,189,321   14.90 to 15.23     226,764,114      0.04%      26.47% to  27.25%
      2000 ...................   0.80% to 1.40%   8,200,471   11.78 to 11.97      96,733,922      0.00%       9.65% to  10.31%
      1999 ...................   0.80% to 1.40%   4,810,079   10.74 to 10.85      51,722,827      0.00%      26.00% to  27.00%
      1998 ...................   0.80% to 1.40%   1,598,570    8.52 to  8.56      13,630,519      0.00%     -15.00% to -14.00%

Gartmore GVIT Small Company Fund - Class I
      2002 ...................   0.80% to 1.40%  10,259,753   18.20 to 19.00     187,503,638      0.00%     -18.49% to -17.99%
      2001 ...................   0.80% to 1.40%  12,511,847   22.33 to 23.16     280,313,474      0.10%      -8.02% to  -7.46%
      2000 ...................   0.80% to 1.40%  14,297,583   24.28 to 25.03     348,024,697      0.03%       7.38% to   8.03%
      1999 ...................   0.80% to 1.40%  14,227,024   22.61 to 23.17     322,321,842      0.00%      42.01% to  42.87%
      1998 ...................   0.80% to 1.40%  17,640,531   15.92 to 16.22     281,278,853      0.00%      -0.40% to   0.20%

Gartmore GVIT Strong Mid Cap Growth Fund - Class I
      2002 ...................   0.80% to 1.40%   2,660,898    3.45 to  3.50       9,184,293      0.00%     -37.90% to -37.52%
      2001 ...................   0.80% to 1.40%   3,055,759    5.55 to  5.60      16,970,224      0.00%     -31.29% to -30.87%
      2000 ...................   0.80% to 1.40%   5,375,674    8.08 to  8.11      43,423,723      0.00%     -19.25% to -18.92%(a)(b)

Gartmore GVIT Total Return Fund - Class I
      2002 ...................   0.80% to 1.40%  10,146,387   14.10 to 16.47     166,485,649      0.83%     -18.51% to -18.02%
      2001 ...................   0.80% to 1.40%  13,185,196   17.20 to 20.22     265,553,730      0.72%     -13.06% to -12.53%
      2000 ...................   0.80% to 1.40%  16,051,622   19.66 to 23.25     372,125,058      0.60%      -3.48% to  -2.90%
      1999 ...................   0.80% to 1.40%  20,678,733   20.25 to 24.09     496,893,558      0.66%       5.45% to   6.09%
      1998 ...................   0.80% to 1.40%  22,562,966   19.09 to 22.85     514,258,088      1.06%      16.42% to  17.13%

   Tax qualified
      2002 ...................       1.30%        2,441,029       67.59          164,977,267      0.83%          -18.43%
      2001 ...................       1.30%        2,811,964       82.85          232,983,965      0.72%          -12.97%
      2000 ...................       1.30%        3,204,746       95.21          305,110,163      0.60%           -3.39%
      1999 ...................       1.30%        4,059,346       98.54          400,017,011      0.66%            5.55%
      1998 ...................       1.30%        4,459,090       93.36          416,292,389      1.06%           16.54%

   Non-tax qualified
      2002 ...................       1.30%        1,364,710       65.84           89,858,992      0.83%          -18.43%
      2001 ...................       1.30%        1,664,242       80.72          134,339,234      0.72%          -12.97%
      2000 ...................       1.30%        2,074,432       92.75          192,412,090      0.60%           -3.39%
      1999 ...................       1.30%        2,763,449       96.00          265,304,098      0.66%            5.55%
      1998 ...................       1.30%        3,296,114       90.95          299,795,145      1.06%           16.54%

                                    Contract                                                    Investment
                                    Expense                       Unit            Contract       Income           Total
                                      Rate*        Units        Fair Value     Owners' Equity    Ratio**        Return***
                                 -------------   ----------   --------------   --------------   ----------  ------------------
Gartmore GVIT Turner Growth Focus Fund - Class I
      2002 ...................   0.80% to 1.40%     471,889    2.14 to  2.17      1,012,335       0.00%     -43.66% to -43.32%
      2001 ...................   0.80% to 1.40%   1,136,075    3.80 to  3.83      4,320,795       0.00%     -39.89% to -39.52%
      2000 ...................   0.80% to 1.40%     325,513    6.32 to  6.33      2,058,443       0.00%     -36.77% to -36.68%(a)(b)

Gartmore GVIT Turner Growth Focus Fund - Class III
      2002 ...................   0.80% to 1.40%     131,428    7.48 to  7.51        983,837       0.00%     -25.17% to -24.87%(a)(b)

Gartmore GVIT U.S.Growth Leaders Fund - Class III
      2002 ...................   0.80% to 1.40%      38,325    8.17 to  8.20        313,433       0.00%     -18.29% to -17.96%(a)(b)

Janus AS - Capital Appreciation Portfolio - Service Shares
      2002 ...................   0.80% to 1.40%   6,806,637    5.02 to  5.10     34,232,639       0.28%     -17.11% to -16.60%
      2001 ...................   0.80% to 1.40%   9,548,813    6.06 to  6.12     57,892,929       0.88%     -22.93% to -22.46%
      2000 ...................   0.80% to 1.40%   8,545,714    7.86 to  7.89     67,188,846       1.43%     -21.40% to -21.09%(a)(b)

Janus AS - Global Technology Portfolio - Service II Shares
      2002 ...................   0.80% to 1.40%     330,773    7.09 to  7.12      2,345,727       0.00%     -29.12% to -28.83%(a)(b)

Janus AS - Global Technology Portfolio - Service Shares
      2002 ...................   0.80% to 1.40%   3,550,055    2.42 to  2.46      8,594,761       0.00%     -41.76% to -41.41%
      2001 ...................   0.80% to 1.40%   7,619,692    4.15 to  4.19     31,652,697       0.55%     -38.20% to -37.82%
      2000 ...................   0.80% to 1.40%   6,665,928    6.72 to  6.74     44,781,489       1.26%     -32.84% to -32.57%(a)(b)

Janus AS - International Growth Portfolio - Service II Shares
      2002 ...................   0.80% to 1.40%     646,682    7.74 to  7.77      5,004,178       0.39%     -22.65% to -22.33%(a)(b)

Janus AS - International Growth Portfolio - Service Shares
      2002 ...................   0.80% to 1.40%   3,173,860    4.35 to  4.42     13,840,520       0.54%     -26.80% to -26.35%
      2001 ...................   0.80% to 1.40%   5,559,505    5.95 to  6.01     33,096,406       0.73%     -24.51% to -24.05%
      2000 ...................   0.80% to 1.40%   5,575,707    7.88 to  7.91     43,940,893       6.60%     -21.22% to -20.90%(a)(b)

Neuberger Berman AMT - Growth Portfolio(R)
      2002 ...................   0.80% to 1.40%   7,698,064    9.76 to 26.11    153,833,660       0.00%     -32.13% to -31.72%
      2001 ...................   0.80% to 1.40%  10,799,050   14.30 to 38.43    306,052,926       0.00%     -31.34% to -30.92%
      2000 ...................   0.80% to 1.40%  13,936,461   20.70 to 55.92    563,039,721       0.00%     -12.89% to -12.36%
      1999 ...................   0.80% to 1.40%  12,251,817   23.62 to 64.13    590,386,511       0.00%      48.29% to  49.19%
      1998 ...................   0.80% to 1.40%  14,885,916   15.83 to 43.20    484,066,898       0.00%      13.91% to  14.60%

Neuberger Berman AMT - Guardian Portfolio - I Class Shares
      2002 ...................   0.80% to 1.40%   3,171,959    7.38 to  7.59     23,476,909       0.85%     -27.48% to -27.04%
      2001 ...................   0.80% to 1.40%   4,484,103   10.18 to 10.41     45,734,504       0.60%      -2.90% to  -2.30%
      2000 ...................   0.80% to 1.40%   3,562,207   10.48 to 10.65     37,395,138       0.55%      -0.28% to   0.33%
      1999 ...................   0.80% to 1.40%   4,537,424   10.51 to 10.62     47,738,197       0.39%      13.32% to  14.01%
      1998 ...................   0.80% to 1.40%   4,080,239    9.28 to  9.31     37,860,012       0.00%      -7.24% to  -6.86%(a)(b)

Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
      2002 ...................   0.80% to 1.40%   8,258,426   13.89 to 21.48    142,681,972       4.63%       3.86% to   4.50%
      2001 ...................   0.80% to 1.40%   8,080,794   13.29 to 20.66    132,414,159       5.72%       7.25% to   7.91%
      2000 ...................   0.80% to 1.40%   7,529,063   12.32 to 19.24    118,958,164       6.64%       5.30% to   5.93%
      1999 ...................   0.80% to 1.40%   9,336,869   11.63 to 18.26    140,271,542       5.93%       0.06% to   0.67%
      1998 ...................   0.80% to 1.40%  11,838,062   11.55 to 18.23    178,618,383       6.35%       2.93% to   3.56%

                                                                     (Continued)

                       NATIONWIDE VARIABLE ACCOUNT-II
                   NOTES TO FINANCIAL STATEMENTS,Continued

                         Contract                                                    Investment
                         Expense                        Unit           Contract        Income           Total
                          Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                      -------------   ----------   --------------   --------------   ----------   -----------------
Neuberger Berman AMT - Partners Portfolio(R)
   2002............   0.80% to 1.40%  10,763,542   14.11 to 17.39     186,221,915       0.57%     -25.21% to -24.75%
   2001............   0.80% to 1.40%  13,271,405   18.75 to 23.23     306,818,501       0.40%      -4.20% to  -3.61%
   2000............   0.80% to 1.40%  15,596,919   19.46 to 24.22     376,199,275       0.81%      -0.70% to  -0.10%
   1999............   0.80% to 1.40%  21,442,633   19.48 to 24.37     520,638,508       1.24%       5.87% to   6.51%
   1998............   0.80% to 1.40%  28,998,215   18.29 to 22.99     664,853,673       0.43%       2.75% to   3.38%

Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2002............   0.80% to 1.40%   4,980,792    3.74 to  3.80      18,660,610       0.67%     -28.80% to -28.37%
   2001............   0.80% to 1.40%   6,975,880    5.25 to  5.31      36,678,338       0.85%     -32.24% to -31.82%
   2000............   0.80% to 1.40%  11,693,759    7.75 to  7.78      90,675,620       0.00%     -22.49% to -22.17% (a) (b)

Oppenheimer Bond Fund/VA - Initial Class
   2002............   0.80% to 1.40%  13,606,303   14.61 to 23.00     247,141,316       7.33%       7.55% to   8.21%
   2001............   0.80% to 1.40%  15,690,317   13.50 to 21.36     263,233,422       7.50%       6.27% to   6.92%
   2000............   0.80% to 1.40%  15,613,185   12.63 to 20.08     245,812,715       7.98%       4.62% to   5.25%
   1999............   0.80% to 1.40%  19,088,514   12.00 to 19.18     288,325,886       4.92%      -2.90% to  -2.31%
   1998............   0.80% to 1.40%  21,701,582   12.28 to 19.73     338,265,787       1.55%       5.31% to   5.95%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2002............   0.80% to 1.40%  12,583,296   10.88 to 11.25     137,424,259       0.64%     -27.88% to -27.44%
   2001............   0.80% to 1.40%  16,326,806   15.09 to 15.51     247,044,846       0.65%     -13.81% to -13.28%
   2000............   0.80% to 1.40%  18,754,596   17.51 to 17.88     329,017,823       0.13%      -1.62% to  -1.02%
   1999............   0.80% to 1.40%  11,706,336   17.80 to 18.07     208,633,917       0.28%      39.67% to  40.52%
   1998............   0.80% to 1.40%   4,975,804   12.74 to 12.86      63,461,627       0.47%      22.27% to  23.01%

Oppenheimer Global Securities Fund/VA - Initial Class
   2002............   0.80% to 1.40%  19,239,592   17.82 to 19.54     360,616,517       0.58%     -23.23% to -22.76%
   2001............   0.80% to 1.40%  23,483,483   23.17 to 25.43     571,268,506       0.72%     -13.28% to -12.75%
   2000............   0.80% to 1.40%  28,160,751   26.56 to 29.29     788,738,754       0.29%       3.63% to   4.25%
   1999............   0.80% to 1.40%  30,115,619   25.48 to 28.24     813,162,162       0.92%      56.27% to  57.22%
   1998............   0.80% to 1.40%  31,381,268   16.20 to 18.05     541,887,739       2.11%      12.51% to  13.19%

Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
   2002............   0.80% to 1.40%   3,496,934    6.36 to  6.47      22,280,163       0.75%     -19.94% to -19.45%
   2001............   0.80% to 1.40%   2,949,192    7.95 to  8.03      23,454,073       0.48%     -11.43% to -10.88%
   2000............   0.80% to 1.40%   1,467,078    8.97 to  9.01      13,164,811       0.00%     -10.29% to  -9.93% (a) (b)

Oppenheimer Multiple Strategies Fund/VA - Initial Class
   2002............   0.80% to 1.40%   8,670,954   15.33 to 22.73     169,953,878       3.70%     -11.66% to -11.12%
   2001............   0.80% to 1.40%  11,167,226   17.24 to 25.70     245,234,141       3.91%       0.78% to   1.40%
   2000............   0.80% to 1.40%  12,317,917   17.01 to 25.48     268,196,591       4.69%       4.96% to   5.59%
   1999............   0.80% to 1.40%  14,388,482   16.11 to 24.25     299,370,649       3.48%      10.23% to  10.90%
   1998............   0.80% to 1.40%  17,569,316   14.52 to 21.98     332,255,606       0.95%       5.16% to   5.80%

Strong Opportunity Fund II, Inc.
   2002............   0.80% to 1.40%  16,110,284   17.07 to 28.12     403,963,377       0.34%     -27.84% to -27.40%
   2001............   0.80% to 1.40%  20,735,773   23.51 to 38.94     714,099,312       0.58%      -5.06% to  -4.48%
   2000............   0.80% to 1.40%  23,556,577   24.56 to 40.88     851,662,988       0.00%       5.11% to   5.75%
   1999............   0.80% to 1.40%  26,685,316   23.28 to 38.94     920,186,932       0.00%      33.02% to  33.83%
   1998............   0.80% to 1.40%  30,261,597   17.39 to 29.24     785,787,758       0.24%      11.95% to  12.63%

                         Contract                                                    Investment
                         Expense                        Unit           Contract        Income           Total
                          Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                      -------------   ----------   --------------   --------------   ----------   -----------------
Strong VIF - Strong Discovery Fund II
   2002............   0.80% to 1.40%   4,412,647   11.97 to 17.90      73,328,599       0.00%     -13.25% to -12.72%
   2001............   0.80% to 1.40%   5,530,289   13.72 to 20.61     105,645,293       0.71%       2.62% to   3.25%
   2000............   0.80% to 1.40%   6,350,091   13.29 to 20.06     117,770,844       0.00%       2.94% to   3.56%
   1999............   0.80% to 1.40%   7,493,723   12.83 to 19.47     134,889,615       0.00%       3.62% to   4.25%
   1998............   0.80% to 1.40%  10,033,431   12.31 to 18.77     174,821,916       0.00%       5.76% to   6.40%

Strong VIF - Strong International Stock Fund II
   2002............   0.80% to 1.40%   2,668,379    5.45 to  5.66      14,603,968       3.33%     -27.57% to -27.13%
   2001............   0.80% to 1.40%   3,252,169    7.53 to  7.77      24,558,447       0.00%     -23.24% to -22.77%
   2000............   0.80% to 1.40%   4,251,347    9.81 to 10.06      41,799,422       0.00%     -40.37% to -40.01%
   1999............   0.80% to 1.40%   6,077,599   16.44 to 16.77     100,151,173       0.20%      84.59% to  85.71%
   1998............   0.80% to 1.40%   4,173,986    8.91 to  9.03      37,239,813       1.22%      -6.11% to  -5.54%

Van Eck WIT - Worldwide Bond Fund
   2002............   0.80% to 1.40%   4,136,893   12.27 to 16.90      62,492,689       0.00%      19.95% to  20.68%
   2001............   0.80% to 1.40%   2,997,727   10.17 to 14.07      37,681,153       4.50%      -6.43% to  -5.86%
   2000............   0.80% to 1.40%   4,384,243   10.80 to 15.03      58,463,785       5.18%       0.45% to   1.06%
   1999............   0.80% to 1.40%   4,986,867   10.69 to 14.94      66,818,028       4.58%      -9.11% to  -8.56%
   1998............   0.80% to 1.40%   6,703,898   11.69 to 16.42      99,394,762       0.89%      11.18% to  11.85%

Van Eck WIT - Worldwide Emerging Markets Fund
   2002............   0.80% to 1.40%   5,964,059    5.98 to  6.21      35,821,395       0.25%      -4.26% to  -3.68%
   2001............   0.80% to 1.40%   6,836,908    6.25 to  6.44      42,859,924       0.00%      -3.19% to  -2.60%
   2000............   0.80% to 1.40%   7,394,990    6.46 to  6.62      47,868,776       0.00%     -42.68% to -42.33%
   1999............   0.80% to 1.40%  13,485,153   11.27 to 11.47     152,188,161       0.00%      97.49% to  98.68%
   1998............   0.80% to 1.40%   6,133,902    5.70 to  5.77      35,029,520       1.08%     -35.05% to -34.66%

Van Eck WIT - Worldwide Hard Assets Fund
   2002............   0.80% to 1.40%   3,463,167    9.75 to 11.96      38,122,503       0.82%      -4.19% to  -3.61%
   2001............   0.80% to 1.40%   3,093,490   10.18 to 12.47      35,847,578       1.21%     -11.71% to -11.17%
   2000............   0.80% to 1.40%   4,035,755   11.48 to 14.11      52,845,806       1.25%       9.85% to  10.52%
   1999............   0.80% to 1.40%   5,295,188   10.39 to 12.83      63,153,428       1.56%      19.31% to  20.03%
   1998............   0.80% to 1.40%   6,382,166    8.65 to 10.74      63,789,886       0.75%     -31.94% to -31.52%

Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
   2002............   0.80% to 1.40%   1,362,649   11.34 to 11.72      15,504,147       8.08%       7.69% to   8.35%
   2001............   0.80% to 1.40%     945,006   10.53 to 10.82       9,974,855       8.46%       8.55% to   9.21%
   2000............   0.80% to 1.40%   1,115,155    9.70 to  9.91      10,839,641      11.00%       9.84% to  10.50%
   1999............   0.80% to 1.40%   1,078,274    8.83 to  8.97       9,536,726      12.21%      27.57% to  28.34%
   1998............   0.80% to 1.40%   1,259,942    6.92 to  6.99       8,731,807      10.62%     -29.38% to -28.95%

Van Kampen UIF - U.S. Real Estate Portfolio - Class A
   2002............   0.80% to 1.40%   6,388,968   19.83 to 20.38     127,217,556       3.13%      -2.18% to  -1.58%
   2001............   0.80% to 1.40%   6,412,848   20.27 to 20.71     130,424,768       3.79%       8.30% to   8.96%
   2000............   0.80% to 1.40%   6,536,820   18.72 to 19.01     122,699,794       29.48%     26.28% to  27.04%
   1999............   0.80% to 1.40%   6,794,105   14.83 to 14.96     100,938,969       6.70%      -4.73% to  -4.15%
   1998............   0.80% to 1.40%  10,231,761   15.56 to 15.62     159,479,629       0.18%     -12.86% to -12.33%
                                                                      -----------

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                 Contract
                                                              Owners' Equity
                                                             ---------------
2002 Reserves for annuity contracts in payout phase: .....        10,470,739
                                                             ---------------
2002 Contract owners' equity .............................   $ 9,986,015,760
                                                             ===============

2001 Reserves for annuity contracts in payout phase: .....        16,323,563
                                                             ---------------
2001 Contract owners' equity .............................   $14,643,768,219
                                                             ===============

2000 Reserves for annuity contracts in payout phase: .....        19,364,642
                                                             ---------------
2000 Contract owners' equity .............................   $19,090,847,996
                                                             ===============

1999 Reserves for annuity contracts in payout phase: .....        17,428,340
                                                             ---------------
1999 Contract owners' equity .............................   $23,415,344,916
                                                             ===============

1998 Reserves for annuity contracts in payout phase: .....        13,331,328
                                                             ---------------
1998 Contract owners' equity .............................   $20,672,674,408
                                                             ===============

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-II:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220     --------------
                                                                    Bulk Rate
                                                                   U.S.Postage
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                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                  --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company